File No. 33-34080
                                                           811-6076
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

     Pre-Effective Amendment No.                                   [_]

     Post-Effective Amendment No. 49                               [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

     Amendment No. 49                                              [X]

                        (Check appropriate box or boxes.)

                         THE INFINITY MUTUAL FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)


          3435 Stelzer Road, Columbus, Ohio         43219
          (Address of Principal Executive Offices)  (Zip Code)

       Registrant's Telephone Number, including Area Code: (614) 470-8000

                              Robert L. Tuch, Esq.
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

           X      immediately upon filing pursuant to paragraph (b)
         ----
                  on     (DATE)      pursuant to paragraph (b)
         ----

                  60 days after filing pursuant to paragraph (a)(1)
         ----
                  on     (DATE)      pursuant to paragraph (a)(1)
         ----
                  75 days after filing pursuant to paragraph (a)(2)
         ----
                  on     (DATE)      pursuant to paragraph (a)(2) of Rule 485
         ----

If appropriate, check the following box:

                  this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
         ----

STEWARDSHIP FUNDS

                                                PROSPECTUS

                                                MAY 10, 1999



                                                o    Large-Cap Equity Fund
                                                o    Small-Cap Equity Fund
                                                o    Mid-Cap Equity Fund

                                                MANAGED BY
                                                FIRST AMERICAN NATIONAL BANK





     Questions?
     Call 1-888-FAM-VALUE




AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE FUND SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                               TABLE OF CONTENTS

CAREFULLY REVIEW THIS                   DESCRIPTION OF THE FUNDS - OBJECTIVES,
IMPORTANT SECTION TO LEARN              RISK/RETURN AND EXPENSES
ABOUT EACH FUND'S GOAL,
MAIN INVESTMENT STRATEGIES                      __   Overview
AND RISKS, PAST                                 __   Large-Cap Equity Fund
PERFORMANCE, AND FEES.                          __   Small-Cap Equity Fund
                                                __   Mid-Cap Equity Fund



REVIEW THIS SECTION FOR                 ADDITIONAL INVESTMENT STRATEGIES
ADDITIONAL INFORMATION ON               AND RISKS
INVESTMENT STRATEGIES AND
RISKS.                                         __   Family Values Policies
                                               __   Large-Cap Equity Fund
                                               __   Small-Cap Equity Fund
                                               __   Mid-Cap Equity Fund
                                               __   Applicable to All Funds
                                               __   Year 2000 Risk


REVIEW THIS SECTION FOR                 FUND MANAGEMENT
DETAILS ON THE PEOPLE AND
ORGANIZATIONS WHO OVERSEE                      __   Investment Adviser
THE FUNDS.                                     __   Primary Portfolio Managers
                                               __   Administrator and
                                                     Distributor



REVIEW THIS SECTION FOR                 SHAREHOLDER INFORMATION
DETAILS ON HOW SHARES ARE
VALUED, HOW TO PURCHASE,                       __   Alternative Purchase Methods
SELL AND EXCHANGE SHARES,                      __   Pricing of Fund Shares
RELATED CHARGES AND                            __   Purchasing and Adding to
PAYMENTS OF DIVIDENDS AND                            Your Shares
DISTRIBUTIONS.                                 __   Selling Your Shares
                                               __   Exchanging Your Shares
                                               __   General Policies on Selling
                                                     Shares
                                               __   Distribution Arrangements/
                                                     Sales Charges
                                               __   Dividends, Distributions
                                                     and Taxes


WHERE TO LEARN MORE                     BACK COVER
ABOUT THE FUNDS

The Funds                               The Stewardship Funds consist
                                        of three separate Funds, each with its
                                        own investment strategy and risk/return
                                        profile. The Funds seek capital
                                        appreciation and invest primarily in
                                        common stocks. The differences in
                                        investment strategy among the Funds
                                        determine the types of securities in
                                        which each Fund invests and can be
                                        expected to affect the degree of risk
                                        each Fund is subject to and its yield or return. The Funds are actively managed and, thus, are subject to manager risk, which is the possibility that poor securities selection will cause the
                                        Funds to underperform other funds with
                                        similar investment objectives. Because
                                        you could lose money by investing in a
                                        Fund, be sure to read all risk
                                        disclosure carefully before investing.


                                        Each Fund invests in the
                                        securities of companies which, in the
                                        opinion of the Fund's management, not
                                        only meet traditional investment
                                        standards, but also show evidence that
                                        they conduct their business in a manner
                                        that does not conflict with traditional
                                        family values ("Family Values
                                        Policies"). Consequently, the Funds will
                                        NOT invest in companies that directly
                                        profit from or promote:

                                                  0    abortion
                                                  O    pornography
                                                  O    non-marriage lifestyles
                                                  O    alcohol
                                                  O    tobacco
                                                  O    gambling



                                        You should be aware that the
                                        Stewardship Funds:

                                      O   Are not bank deposits
                                      O   Are not guaranteed, endorsed or
                                          insured by any bank, financial
                                          institution or government entity such
                                          as the Federal Deposit Insurance
                                          Corporation
                                      O   Are not guaranteed to achieve their
                                          stated goals


WHO MAY WANT TO
INVEST?
                                     Consider investing in the Funds if you are:

                                      !    seeking to have continuity between
                                           your investments and your
                                           personal values
                                      !    seeking a long-term goal such as
                                           retirement
                                      !    looking to add a growth component to
                                           your portfolio
                                      !    willing to accept the risks of
                                           investing in the stock markets

                                      The Funds may not be appropriate if
                                      you are:

                                      !    pursuing a short-term goal or
                                           investing emergency reserves
                                      !    uncomfortable with an investment
                                           that will fluctuate in value

DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND
EXPENSES


LARGE-CAP EQUITY FUND



INVESTMENT OBJECTIVE                    The Fund seeks to provide
                                        investors with long-term capital
                                        appreciation.

PRINCIPAL INVESTMENT                    The Fund invests primarily in
 STRATEGIES                             the common stocks of large U.S.
                                        companies with market capitalizations
                                        over $1 billion that the Adviser
                                        believes have the potential to provide
                                        capital appreciation and growth of
                                        income. These companies must offer
                                        products or services and undertake
                                        activities that are consistent with the
                                        Fund's Family Values Policies.

                                        In choosing stocks for the
                                        Fund, the Adviser's strategy is to
                                        select well managed U.S. companies that
                                        have demonstrated sustained patterns of
                                        profitability, strong balance sheets,
                                        and the potential to achieve
                                        predictable, above-average earnings
                                        growth. The Adviser seeks to diversify
                                        the Fund's portfolio within the various
                                        industries typically comprising, what
                                        the Adviser believes to be, the classic
                                        growth segments of the U.S. economy:
                                        Technology, Consumer Non-Durables,
                                        Health Care, Business Equipment and
                                        Services, Retail, and Capital Goods.


                                        The Fund invests for long-term
                                        growth rather than short-term profits.


PRINCIPAL INVESTMENT                    Stocks and other equity
 RISKS                                  securities fluctuate in price, often
                                        based on factors unrelated to the
                                        issuers' value, and such fluctuations
                                        can be pronounced. The value of your
                                        investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Fund's holdings or an overall decline in the stock market.

                                        Over time, growth companies
                                        are expected to increase their earnings
                                        at an above-average rate. If these
                                        expectations are not met, the stock
                                        price can fall drastically--even if
                                        earnings show an absolute increase.

                                        The risks and returns of
                                        different industries can vary over the
                                        long-term and short-term. Because of
                                        this, the Fund's performance could
                                        suffer during times when the stocks of
                                        the classic growth industries in which
                                        it is invested are out of favor.

PERFORMANCE BAR CHART AND TABLE

As of the date of this prospectus, the Fund had not completed a year of operations. Accordingly, no performance information is provided.

FEES AND EXPENSES


If you purchase and hold shares of              Shareholder
the Large-Cap Equity Fund, you                  Transaction
will pay certain fees and expenses,             Fees (fees
which are described in the tables.              paid by you                   CLASS             CLASS
Shareholder transaction fees are                directly)                     A SHARES          B SHARES
paid from your account. Annual
Fund operating expenses are paid
out of Fund assets, and are reflected           Maximum sales
in the share price.                             charge (load)
                                                on purchases AS A % OF
                                                OFFERING PRICE                4.75%1            None
                                              ------------------------------------------------------------------

                                                Maximum deferred
                                                sales charge (CDSC) AS        None2             4.00%3
                                                A % OF LOWER OF PURCHASE
                                                OR SALE PRICE

                                                Annual Fund
                                                Operating                     CLASS             CLASS
                                                Expenses                      A SHARES          B SHARES
                                                (fees paid from
                                                Fund assets)
                                              ------------------------------------------------------------------

                                                Management Fee                .75%              .75%
                                              ------------------------------------------------------------------
                                                Distribution (12b-1) Fee
                                                                              .25%              .75%
                                              ------------------------------------------------------------------
                                                Other Expenses                1.78%             1.88%
                                              ------------------------------------------------------------------

                                                Total Annual Fund
                                                Operating Expenses            2.78%             3.38%
                                              ------------------------------------------------------------------
                                                Fee Waiver and/or
                                                Expense Reimbursement         (.93%)            (1.03%)
                                              ------------------------------------------------------------------
                                                Net Expenses4                 1.85%             2.35%
                                              ------------------------------------------------------------------

--------
1    Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived.

2 Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

3 The CDSC, which is charged if Class B shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B shares automatically convert to Class A shares.

4    Other expenses are based on estimated amounts for the current fiscal year.
     The Adviser has agreed to waive receipt of its fees and/or assume other expenses of the Fund until May 1, 2000, so that the Fund's total annual operating expenses do not exceed 1.85% for Class A and 2.35% for Class B. The expenses noted above do not reflect any other fee waivers or expense reimbursement arrangements that may be in effect.



EXPENSE EXAMPLE
                                                LARGE-CAP EQUITY FUND                1           3
Use the example at right to help you                                                Year       Years
compare the cost of investing in the            CLASS A SHARES                     $654       $1,302
Fund with the cost of investing in              ---------------------------------------------------------
other mutual funds.  It illustrates the         CLASS B SHARES
amount of fees and expenses you                 Assuming Redemption               $638       $1,243
would pay based on the expense
reimbursement arrangement for                   Assuming no Redemption            $238        $943
periods prior to May 1, 2000,                   ---------------------------------------------------------
assuming the following:

   o $10,000 investment
   o 5% annual return
   o no changes in the Fund's
      operating expenses
   o reinvestment of all dividends
      and distributions

Because actual returns and operating
expenses will be different, this
example is for comparison only.


DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND
EXPENSES

SMALL-CAP EQUITY FUND


INVESTMENT OBJECTIVE                    The Fund seeks to provide
                                        investors with capital appreciation.

PRINCIPAL INVESTMENT                    The Fund invests primarily in
  STRATEGIES                            the common stocks of U.S. companies with
                                        market capitalizations of less than $1.5 billion. These companies must offer products or services and undertake activities that are consistent with the Fund's Family Values Policies.

                                        In choosing stocks for the
                                        Fund, the Fund's Sub-Adviser, Womack
                                        Asset Management, seeks investment
                                        opportunities in smaller, well-managed
                                        U.S. companies whose shares are
                                        undervalued relative to the companies'
                                        growth potential. The Sub-Adviser
                                        employs a growth-oriented approach which involves fundamental analysis of the company's published financial statements with technical analysis (which relies on price and volume movements of the company's stock) to discern potential and risk.

                                        The Sub-Adviser focuses on
                                        individual stock selection (a "bottom-
                                        up" approach) rather than on forecasting stock market trends (a "top-down" approach). The Sub-Adviser considers, among other factors:

                                            o  projected earnings growth
                                            o  relative price strength 1
                                            o  business fundamentals

PRINCIPAL INVESTMENT RISKS              Stocks and other equity
                                        securities fluctuate in price, often
                                        based on factors unrelated to the
                                        issuers' value, and such fluctuations
                                        can be pronounced. The value of your
                                        investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in share prices of the Fund's holdings or an overall decline in the stock market.


                                        The Fund invests in small-cap
                                        companies which carry additional risks.
                                        Smaller companies typically have more
                                        limited product lines, markets and
                                        financial resources, and have less
                                        predictable earnings than larger
                                        companies and their securities trade
                                        less frequently and in more limited
                                        volume than those of larger, more
                                        established companies. As a result,
                                        small-cap stocks and thus the Fund's
                                        shares may fluctuate significantly more
                                        in value than larger-cap stocks and
                                        funds that focus on them.

                                        Over time, growth companies
                                        are expected to increase their earnings
                                        at an above-average rate. If these
                                        expectations are not met, the stock
                                        price can fall drastically--even if
                                        earnings show an absolute increase.


PERFORMANCE BAR CHART AND TABLE

As of the date of this prospectus, the Fund had not completed a year of operations. Accordingly, no performance information is provided.

FEES AND EXPENSES


If you purchase and hold shares of              Shareholder
the Small-Cap Equity Fund, you                  Transaction
will pay certain fees and expenses,             Fees (fees
which are described in the tables.              paid by you                      CLASS             CLASS
Shareholder transaction fees are                directly)                        A SHARES          B SHARES
paid from your account. Annual
Fund operating expenses are paid
out of Fund assets, and are reflected           Maximum sales
in the share price.                             charge (load)
                                                on purchases AS A % OF
                                                OFFERING PRICE                  4.75%1            None
                                              ---------------------------------------------------------------------

                                                Maximum deferred
                                                sales charge (CDSC) AS A %       None2             4.00%3
                                                OF LOWER OF PURCHASE OR SALE
                                                PRICE

                                                Annual Fund
                                                Operating                        CLASS             CLASS
                                                Expenses                         A SHARES          B SHARES
                                                (fees paid from
                                                Fund assets)
                                              ---------------------------------------------------------------------

                                                Management Fee                   .95%              .95%
                                              ---------------------------------------------------------------------
                                                Distribution (12b-1) Fee
                                                                                 .25%              .75%
                                              ---------------------------------------------------------------------
                                                Other Expenses                   2.83%             2.93%
                                              ---------------------------------------------------------------------

                                                Total Annual Fund
                                                Operating Expenses               4.03%             4.63%
                                              ---------------------------------------------------------------------

                                                Fee Waiver and/or Expense
                                                Reimbursement                    (2.18%)           (2.28%)
                                              ---------------------------------------------------------------------

                                                Net Expenses4                    1.85%             2.35%
                                              ---------------------------------------------------------------------

--------
1    Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived.

2 Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

3 The CDSC, which is charged if Class B shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B shares automatically convert to Class A shares.

4    Other expenses are based on estimated amounts for the current fiscal year.
     The Adviser has agreed to waive receipt of its fees and/or assume other expenses of the Fund until May 1, 2000, so that the Fund's total annual operating expenses do not exceed 1.85% for Class A and 2.35% for Class B. The expenses noted above do not reflect any other fee waivers or expense reimbursement arrangements that may be in effect.



EXPENSE EXAMPLE
                                                SMALL-CAP EQUITY FUND                1              3
Use the example at right to help you                                                Year           Years
compare the cost of investing in the            CLASS A SHARES                      $654           $1,665
Fund with the cost of investing in             ----------------------------------------------------------
other mutual funds.  It illustrates the         CLASS B SHARES
amount of fees and expenses you                  Assuming Redemption               $638            $1,492
would pay based on the expense
reimbursement arrangement for                    Assuming no Redemption            $238            $1,192
periods prior to May 1, 2000,                  ----------------------------------------------------------
assuming the following:

  o $10,000 investment
  o 5% annual return
  o no changes in the Fund's
    operating expenses
  o reinvestment of all dividends
    and distributions

Because actual returns and operating
expenses will be different, this
example is for comparison only.



DESCRIPTION OF THE FUNDS--OBJECTIVES, RISK/RETURN AND
EXPENSES

MID-CAP EQUITY FUND




INVESTMENT OBJECTIVE                    The Fund seeks to provide
                                        investors with capital appreciation.


PRINCIPAL INVESTMENT                    The Fund invests primarily in
 STRATEGIES                             the common stocks of companies publicly
                                        traded on U.S. exchanges that have
                                        market capitalizations of $500 million
                                        to $5 billion. These companies must
                                        offer products or services and undertake activities that are consistent with the Fund's Family Values Policies. In choosing stocks for the Fund, the Adviser seeks to identify industries that are benefiting from major demand trends or themes and are therefore growing at a much faster rate than the overall economy. The Adviser then typically gathers information on the companies that are benefiting from these trends or themes. Generally, the Fund will not invest in a company unless the Adviser has met with the company's top management. The Adviser also seeks to talk to suppliers, purchasers, and competitors to reinforce its analysis and monitor the Fund's holdings. The
                                        Adviser's experience has been that when
                                        mid-sized companies are backed by major
                                        demand trends, they can create
                                        attractive gains for investors.

PRINCIPAL INVESTMENT                    Stocks and other equity
 RISKS                                  securities fluctuate in price, often
                                        based on factors unrelated to the
                                        issuers' value, and such fluctuations
                                        can be pronounced. The value of your
                                        investment in the Fund will fluctuate in response to movements in the stock market and the activities of individual portfolio companies. As a result, you could lose money by investing in the Fund, particularly if there is a sudden decline in share prices of the Fund's holdings or an overall decline in the stock market.

                                        The Fund invests in mid-cap
                                        companies which carry additional risks.
                                        These companies typically have less
                                        predictable earnings than larger
                                        companies and their securities trade
                                        less frequently and in more limited
                                        volume than those of larger, more
                                        established companies. As a result,
                                        mid-cap stocks and thus the Fund's
                                        shares may fluctuate more in value than
                                        larger-cap stocks and funds that focus
                                        on them.

                                        Over time, growth companies
                                        are expected to increase their earnings
                                        at an above-average rate. If these
                                        expectations are not met, the stock
                                        price can fall drastically--even if
                                        earnings show an absolute increase.

                                        Because demand trends and
                                        themes can change, the Fund's
                                        performance could suffer if the Adviser
                                        is slow to respond to such changes.


PERFORMANCE BAR CHART AND TABLE

As of the date of this prospectus, the Fund had not completed a year of operations. Accordingly, no performance information is provided.

FEES AND EXPENSES


If you purchase and hold shares of              Shareholder
the Mid-Cap Equity Fund, you                    Transaction
will pay certain fees and expenses,             Fees (fees
which are described in the tables.              paid by you                      CLASS             CLASS
Shareholder transaction fees are                directly)                        A SHARES          B SHARES
paid from your account. Annual
Fund operating expenses are paid
out of Fund assets, and are reflected           Maximum sales
in the share price.                             charge (load)
                                                on purchases AS A % OF
                                                OFFERING PRICE                  4.75%1            None
                                              ---------------------------------------------------------------------

                                                Maximum deferred
                                                sales charge (CDSC) AS A %       None2             4.00%3
                                                OF LOWER OF PURCHASE OR SALE
                                                PRICE

                                                Annual Fund
                                                Operating                        CLASS             CLASS
                                                Expenses                         A SHARES          B SHARES
                                                (fees paid from
                                                Fund assets)
                                              ---------------------------------------------------------------------

                                                Management Fee                   1.00%             1.00%
                                              ---------------------------------------------------------------------
                                                Distribution (12b-1) Fee
                                                                                 .25%              .75%
                                              ---------------------------------------------------------------------
                                                Other Expenses                  1.87%             1.97%
                                              ---------------------------------------------------------------------

                                                Total Annual Fund
                                                Operating Expenses               3.12%            3.72%
                                              ---------------------------------------------------------------------

                                                Fee Waiver and/or Expense
                                                Reimbursement                   (1.27%)           (1.37%)
                                              ---------------------------------------------------------------------

                                                Net Expenses4                    1.85%             2.35%
                                              ---------------------------------------------------------------------

--------
1    Sales charges may be reduced depending upon the amount invested or, in certain circumstances, waived.

2 Class A shares bought as part of an investment of $1 million or more are not subject to an initial sales charge, but may be charged a CDSC of 1.00% if sold within one year of purchase.

3 The CDSC, which is charged if Class B shares are sold within six years of purchase, declines as follows: 4%, 3%, 3%, 2%, 2%, 1% to 0% in the seventh year. Approximately seven years after purchase, Class B shares automatically convert to Class A shares.

4    Other expenses are based on estimated amounts for the current fiscal year.
     The Adviser has agreed to waive receipt of its fees and/or assume other expenses of the Fund until May 1, 2000, so that the Fund's total annual operating expenses do not exceed 1.85% for Class A and 2.35% for Class B. The expenses noted above do not reflect any other fee waivers or expense reimbursement arrangements that may be in effect.




EXPENSE EXAMPLE
                                                MID-CAP EQUITY FUND                  1              3
Use the example at right to help you                                                Year           Years
compare the cost of investing in the            CLASS A SHARES                      $654           $1,402
Fund with the cost of investing in             ---------------------------------------------------------
other mutual funds.  It illustrates the         CLASS B SHARES
amount of fees and expenses you                  Assuming Redemption               $638            $1,312
would pay based on the expense
reimbursement arrangement for                    Assuming no Redemption            $238            $1,012
periods prior to May 1, 2000,                  ---------------------------------------------------------
assuming the following:

  o $10,000 investment
  o 5% annual return
  o no changes in the Fund's
    operating expenses
  o reinvestment of all dividends
    and distributions

Because actual returns and operating
expenses will be different, this
example is for comparison only.


ADDITIONAL INVESTMENT STRATEGIES AND RISKS


FAMILY VALUES POLICIES-- The Adviser will engage one or more independent research groups to provide the data required by the Adviser to evaluate Family Values Policies. The Adviser also may use commercially available computer data bases, and review evaluations published or made available by "watchdog" groups. These groups generally review publicly available information about corporations to determine whether they are involved in the businesses of alcohol production, tobacco production or casino gambling, or whether their primary business, products or services involve pornography, abortion or non-marriage lifestyles. Corporations that are involved in such activities will be excluded from the pool of investment opportunities available to the Funds. The Adviser also reserves the right to exercise its best judgment to exclude investment in other companies whose corporate practices may not fall within the exclusions described above, but nevertheless could be found offensive to what it considers to be basic traditional family values. These values represent the beliefs and actions which support the creation, maintenance, and strengthening of the traditional family unit--two or more people, related by blood, marriage or adoption. The development of suitable research techniques is largely within the discretion and judgment of the Adviser. In addition, the Board of Directors may change, subject to prior notice to shareholders, the ethical standards of the Funds.

The Adviser will attempt to monitor and respond to changes in business policies by the companies selected for investment. If after investment by a Fund it is determined that the issuer does not satisfy the Family Values Policies, the Adviser will seek to sell the securities as soon as reasonably practicable, which may cause the Fund to sell the securities at a time when it may be disadvantageous to do so from a purely financial standpoint.

The Family Values Policies will be applied to the Funds' investments in domestic equity and fixed-income securities and, when the necessary information is available, to foreign securities, including American Depositary Receipts (ADRs). The Family Values Policies will not be applied to investments in government securities.

The Funds' Family Values Policies limit the availability of investment opportunities more than is customary with other mutual funds, including other funds managed by the Adviser. The Adviser believes, however, that there are sufficient investment opportunities which meet the Funds' ethical standards to permit full investment in accordance with their investment objectives.

LARGE-CAP EQUITY FUND--The Fund will invest at least 70% of its total assets in large-cap equity securities. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, such as Moody's Investors Service, Inc., Standard & Poor's Ratings Group, Fitch IBCA, Inc. or Duff & Phelps Credit Rating Co., or, if unrated, deemed to be of comparable quality by the Adviser.

SMALL-CAP EQUITY FUND--The Fund will invest at least 65% of its total assets in small-cap equity securities. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Adviser.

MID-CAP EQUITY FUND--The Fund will invest at least 65% of its total assets in mid-cap equity securities. The Fund may invest up to 20% of its total assets in securities of foreign issuers traded on the New York or American Stock Exchange or in the over-the-counter market in the form of depositary receipts, such as ADRs. The Fund also may invest in debt securities of domestic issuers rated no lower than investment grade (Baa/BBB) by a credit rating agency, or, if unrated, deemed to be of comparable quality by the Adviser.

Securities of foreign issuers (including ADRs) fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Foreign securities tend to be more volatile than U.S. securities because they include special risks such as exposure to currency fluctuations, a lack of comprehensive company information, potential instability, and differing auditing and legal standards.

APPLICABLE TO ALL FUNDS--While the Funds typically invest primarily in common stocks, the equity securities in which they may invest also include convertible securities and preferred stocks. Convertible securities are exchangeable for a certain amount of another form of an issuer's securities, usually common stock, at a prestated price. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer and, thus, typically have lower credit ratings than similar non-convertible securities. Preferred stock pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock ordinarily does not carry voting rights.

To a limited extent, each Fund may invest in debt securities. These securities will be subject primarily to interest rate and credit risks. Interest rate risk is the potential for a decline in bond prices due to rising interest rates. In general, the prices of debt securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. Credit risk is the possibility that the issuer of the security will fail to make timely payments of interest or principal to the Fund. The credit risk of a Fund depends on the quality of its investments. Certain debt securities that may be purchased by the Funds, such as those rated Baa by Moody's and BBB by S&P, Fitch and Duff, may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated securities.

Under adverse market conditions, each Fund may invest some or all of its assets in money market instruments. Although the Fund would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the Fund may not achieve its investment objective.

Each Fund may invest, to a limited extent, in securities issued by other investment companies, including those managed by the Adviser, which principally invest in securities of the type in which the Fund invests. Such investments will involve duplication of advisory fees and certain other expenses.

Each Fund may invest some assets in derivative securities, such as options and futures. These instruments would be used primarily to hedge the Fund's portfolio but may be used to increase returns; however, they sometimes may reduce returns or increase volatility. In addition, derivatives can be illiquid and highly sensitive to changes in their underlying security, interest rate or index, and as a result can be highly volatile. A small investment in certain derivatives could have a potentially large impact on the Fund's performance.

Each Fund may lend its portfolio securities to brokers, dealers and other financial institutions, which could subject the Fund to risk of loss if the institution breaches it agreement with the Fund. In connection with such loans, the Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to 100% of the current market value of the loaned securities.


YEAR 2000 RISK--Like other funds and business organizations around the world, the Funds could be adversely affected if the computer systems used by the Adviser or Sub-Adviser and the Funds' other service providers do not properly process and calculate date-related information for the year 2000 and beyond. In addition, Year 2000 issues may adversely affect the companies or other issuers in which the Funds invest where, for example, such entities incur substantial costs to address Year 2000 issues or suffer losses caused by the failure to adequately or timely do so.


The Adviser, the Sub-Adviser and the Funds' other service providers (i.e., Administrator, Transfer Agent, Fund Accounting Agent, Custodian and Distributor) have assured the Funds that they have developed and are implementing clearly defined and documented plans intended to minimize risks to services critical to the Funds' operations associated with Year 2000 issues. The Adviser, the Sub-Adviser and the Fund's service providers are likewise seeking assurances from their respective vendors and suppliers that such entities are addressing Year 2000 issues.

While the ultimate costs or consequences of incomplete or untimely resolution of Year 2000 issues by the Adviser, the Sub-Adviser or the Funds' service providers cannot be accurately assessed at this time, the Funds currently have no reason to believe that the Year 2000 plans of the Adviser, the Sub-Adviser and the Funds' service providers will not be completed by December 31, 1999, or that the anticipated costs associated with full implementation of their plans will have a material adverse impact on either their business operations or financial condition or those of the Funds. If any systems upon which the Funds are dependent are not Year 2000 ready by December 31, 1999, administrative errors and account maintenance failures would likely occur, which could result in a decline in the value of the Fund's securities and yield.


FUND MANAGEMENT
------------------------------------------------------------------------------

INVESTMENT ADVISERS

First American National Bank, located at First American Center, 315 Deaderick Street, Nashville, Tennessee 37237, serves as each Fund's investment adviser. The Adviser is a wholly-owned subsidiary of First American Corporation, a registered bank holding company. First American National Bank, and its affiliates, provide personal trust, estate, employee benefit trust, corporate trust and custody services to over 7,000 accounts, as well as investment advisory services. The Adviser, and its affiliates, as of December 31, 1998, had approximately $10 billion under trust and approximately $6 billion under management.


The Adviser is responsible for making investment decisions for each Fund, placing purchase and sale orders and providing research, statistical analysis and continuous supervision of each Fund's investment portfolio. The Adviser has engaged Womack Asset Management, Inc. to serve as the Small-Cap Equity Fund's sub-investment adviser to provide investment advisory assistance and the day-to-day management of that Fund's investments, as well as investment research and statistical information.

Womack Asset Management, Inc., located at 1667 Lelia Drive, Suite 101, Jackson, Mississippi 39216, is a registered investment adviser formed in February 1997. Womack Asset Management provides investment management services to one other investment company portfolio and to client discretionary accounts totaling approximately $160 million as of December 31, 1998. Set forth below is the investment advisory fee rate payable to the Adviser by the indicated Fund:

           Name of Fund                   Annual Rate
------------------------------------   ------------------
Large-Cap Equity Fund                         .75%
Small-Cap Equity Fund                         .95%
Mid-Cap Equity Fund                          1.00%



PRIMARY PORTFOLIO MANAGERS

The primary portfolio manager for each Fund is as follows:

LARGE-CAP EQUITY FUND--Ronald E. Lindquist. Mr. Lindquist, who has over 30 years' experience as a portfolio manager, has been the Large-Cap Equity Fund's primary portfolio manager since its inception, and has been employed by the Adviser since May 1998. Since 1978, he was employed by Deposit Guaranty National Bank and Commercial National Bank, affiliates of the Adviser.

SMALL-CAP EQUITY FUND--William A. Womack. He has been the Small-Cap Equity Fund's primary portfolio manager since its inception. Mr. Womack formed Womack Management in February 1997. For more than 12 years prior thereto, he was a Senior Vice President and Trust Investment Officer of Deposit Guaranty National Bank.


MID-CAP EQUITY FUND--Robert A. Rinner. He has been the Mid-Cap Equity Fund's primary portfolio manager since its inception, and has been a portfolio manager with the Adviser since April 1996. Prior thereto, Mr. Rinner was a portfolio manager with Royal Insurance Co.


ADMINISTRATOR AND DISTRIBUTOR


BISYS Fund Services Ohio, Inc. (the "Administrator"), 3435 Stelzer Road, Columbus, Ohio 43219-3035, serves as each Fund's administrator. The administrative services of the Administrator include providing office space, equipment and clerical personnel to the Funds and supervising custodial, auditing, valuation, bookkeeping, legal and dividend disbursing services.


BISYS Fund Services Limited Partnership (the "Distributor"), an affiliate of the Administrator, serves as the distributor of each Fund's shares. The Distributor may provide financial assistance in connection with pre-approved seminars, conferences and advertising to the extent permitted by applicable state or self-regulatory agencies, such as the National Association of Securities Dealers.

SHAREHOLDER INFORMATION

ALTERNATIVE PURCHASE METHODS

Each Fund offers Class A shares and Class B shares. Each Class A share and Class B share represents an identical pro-rata interest in the relevant Fund's investment portfolio.

You will need to choose a share class before making your initial investment. (If only one share class is available through your program, you can refer just to that information). In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it may be more economical to pay an initial sales charge than to choose a class with no initial sales charge but a contingent deferred sales charge (CDSC) and higher annual fees.

o Class A shares may be appropriate for investors who prefer to pay the Fund's sales charge up-front rather than upon the sale of their shares, or want to take advantage of the reduced sales charges available on larger investments.

o Class B shares may be appropriate for investors who want to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon.

Your investment representative can help you choose the share class that is appropriate for you.


PRICING OF FUND SHARES


HOW NAV IS CALCULATED                   Per share net asset value
                                        (NAV) for each Fund is determined and
The NAV of each class is                its shares are priced at the close of
calculated by adding the total          regular trading on the New York Stock
value of the Fund's investments         Exchange, normally at 4:00 p.m. Eastern
and other assets attributable to        time, on days the Exchange is open,
such class, subtracting its             except Columbus Day and Veterans' Day.
liabilities and then dividing that
figure by the number of                 Your order for purchase, sale
outstanding shares of the class:        or exchange of shares is priced at the
                                        next NAV calculated after the Fund
                                        receives your order, less any applicable sales charge as noted in the section on "Distribution Arrangements/Sales
                                        Charges." This is what is known as the
                                        offering price.

      NAV =

      TOTAL ASSETS - LIABILITIES
      ---------------------------
      Number of Class Shares
      Outstanding


You can find each Fund's NAV
daily in THE WALL STREET JOURNAL
and other
newspapers.

Each Fund's investments are valued each business day generally by using available market quotations or, if market quotations are not available at fair value which may be determined by one or more pricing services approved by the Board of Directors. Each pricing service's procedures are reviewed under the general supervision of the Board of Directors. For further information regarding the methods employed in valuing the Funds' investments, see the Statement of Additional Information.



SHAREHOLDER INFORMATION
------------------------

PURCHASING AND ADDING TO YOUR SHARES
                                                                                        MINIMUM INVESTMENT
                                                                               ------------------------------------
You may purchase Class A
shares and Class B shares through a                      ACCOUNT TYPE          INITIAL                  SUBSEQUENT
number of institutions, including the
Adviser and its affiliates, directly                     CLASS A OR B
from the Distributor, or through banks,                  Regular
brokers and other investment                             (non-retirement)       $1,000                  $100
representatives. Certain investment                      Retirement
representatives may charge additional                    (IRA)                  $  100                  $ 50
fees and may require higher minimum                      Automatic
investments or impose other limitations                  Investment Plan        $  250                  $ 25
on buying and selling shares. If you
purchase shares through an investment                    All purchases must be in U.S. dollars. A fee will be
representative, that party is                            charged for any checks that do not clear.
responsible for transmitting orders in a                 Third-party checks are not accepted.
timely manner and may have an earlier
cut-off time for purchase and sale                       A Fund may waive the minimum purchase requirements
requests. Consult your investment                        and may reject any purchase order in whole or in part.
representative for specific information.


-------------------------------------------------------------------------------
Avoid 31% Tax Withholding

A Fund is required to withhold 31% of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.
-------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

INSTRUCTIONS FOR OPENING OR ADDING TO AN ACCOUNT

If purchasing through an investment representative, simply tell your representative that you wish to purchase shares of the Funds and he or she will take care of the necessary documentation. For all other purchases, follow the instructions below.

BY REGULAR MAIL

Initial Investment:

1. Carefully read and complete the account application. Establishing your account privileges now saves you the inconvenience of having to add them later.


2.   Make check, bank draft or money order payable to "Stewardship Funds."

3.   Mail to:   Stewardship Funds
                P.O. Box 182207
                Columbus, Ohio 43218-2207.


Subsequent Investment:
1.   Use the investment slip attached to your account statement.
     Or, if unavailable,
2.   Include the following information on a piece of paper:
     *   Stewardship Funds/Fund name
     *   Share class
     *   Amount invested
     *   Account name
     *   Account number
     Include your account number on your check.


3.   Mail to:    Stewardship Funds
                 Columbus, Ohio 43218-2207.

BY OVERNIGHT SERVICE

See instructions 1-2 above for subsequent investments.
Send to:  Stewardship Funds,
c/o BISYS Fund Services,
Attn:  T.A. Operations, 3435 Stelzer Road, Columbus, Ohio 43219.

ELECTRONIC PURCHASES

Your bank must participate in the Automated Clearing House (ACH) and must be a U.S. bank. Your bank or broker may charge for this service.


Establish an electronic purchase option on your account application or call 1-888-FAM-VALUE (326-8258). Your account can generally be set up for electronic purchases within 15 days.

Call 1-888-FAM-VALUE (326-8258) to arrange a transfer from your bank account.

SHAREHOLDER INFORMATION

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED


                                        ELECTRONIC VS. WIRE TRANSFER

                                        Wire transfers allow financial
                                        institutions to send funds to each
                                        other, almost instantaneously. With an
                                        electronic purchase or sale, the
                                        transaction is made through the
                                        Automated Clearing House (ACH) and may
                                        take up to eight days to clear. There is
                                        generally no fee for ACH transactions.
                                        ---------------------------------------


BY WIRE TRANSFER

NOTE:  YOUR BANK MAY CHARGE A WIRE TRANSFER FEE.


For initial investment:
Call 1-800-FAM-VALUE (326-8258) to receive a confirmation number and to obtain instructions on faxing the completed account application. Follow the instructions below after receiving your confirmation number.

For initial and subsequent investments:
Instruct your bank to wire transfer your investment to:
The Bank of New York
Routing Number:  ABA #021000018
DDA#
Include:
Your name
Your confirmation number
After instructing your bank to wire the funds, call 1-888-FAM-VALUE (326-8258) to advise us of the amount being transferred and the name of your bank.


-------------------------------------------------------------------------------
You can add to your account by using the convenient options described below. The Funds reserve the right to change or eliminate these privileges at any time with 60 days' notice.
-------------------------------------------------------------------------------

SHAREHOLDER INFORMATION
------------------------

PURCHASING AND ADDING TO YOUR SHARES - CONTINUED

AUTOMATIC INVESTMENT PLAN                                                             Directed Dividend Option

  You can make automatic investments in the Funds from your                          By selecting the appropriate box in
  bank account, through payroll deduction or from your federal                       the account application, you can elect
  employment, Social Security or other regular government                            to receive your distributions (capital
  checks.  Automatic investments can be as little as $25, once                       gains and dividends) in cash (check)
  you've invested the $250 minimum required to open the                              or have them reinvested in another
  account.                                                                           Fund without a sales charge.  You
                                                                                     must maintain the minimum balance
To invest regularly from your bank account:                                          in each Fund into which you plan to
       o  Complete the Automatic Investment Plan portion on                          reinvest distributions or the
          your account application.                                                  reinvestment will be suspended and
          Make sure you note:                                                        your distributions paid to you.  The
       o  Your bank name, address and account number                                 Fund may modify or terminate this
       o  The amount you wish to invest automatically                                reinvestment option without notice.
          (minimum $25)                                                              You can change or terminate your
       o  How often you want to invest (every month, 4 times                         participation in the reinvestment
          a year, twice a year or once a year)                                       option at any time.
       o  Attach a voided personal check.


To invest regularly from your paycheck or government check: Call 1-888-FAM-VALUE
(326-8258) for an enrollment form.
-----------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

SELLING YOUR SHARES

You may sell your shares at any                    WITHDRAWING MONEY FROM YOUR
time.  Your sales price will be
the next NAV after your sell                       As a mutual fund shareholder, you are technically selling shares when you
order is received by the Fund,                     request a withdrawal in cash. This is also known as redeeming shares or a
its transfer agent, or your                        redemption of shares.
investment representative.
Normally you will receive your                     CONTINGENT DEFERRED SALES CHARGE
proceeds within a week after                       When you sell Class B shares, you will be charged a fee for any shares that have
your request is received.  See                     not been held for a sufficient length of time. These fees will be deducted from
section on "General Policies on                    the money paid to you. See the section on "Distribution Arrangements/Sales
Selling Shares" below.                             Charges" below for details.


                                                   INSTRUCTIONS FOR SELLING SHARES

                                                   If you are selling your shares through your financial adviser or broker, ask him or her for redemption procedures. Your adviser and/or broker may have transaction minimums and/or transaction times which will affect your redemption.
                                                   For all other sales transactions, follow the instructions below.

By telephone                                       1. Call 1-888-FAM-VALUE (326-8258) with instructions as to how you wish to
(UNLESS YOU HAVE DECLINED                          receive your funds (mail, wire, electronic transfer). (See
TELEPHONE SALES PRIVILEGES)                        "General Policies on Selling Shares--Verifying Telephone Redemptions" below)
--------------------------------------------------------------------------------------------------------------------------------
By mail                                            1. Call 1-888-FAM-VALUE (326-8258) to request redemption forms or write a letter of instruction indicating:
                                                   o your Fund and account number
                                                   o amount you wish to redeem
                                                   o address where your check should be sent
                                                   o account owner signature
                                                   2. Mail to:
                                                   Stewardship Funds
                                                   P.O. Box 182207
                                                   Columbus, OH 43218-2207
----------------------------------------------------------------------------------------------------------------
By overnight service                               See instruction 1 above.
(See "General Policies on                          2. Send to
Selling Shares--Redemptions                        Stewardship Funds
in Writing Required" below)                        c/o BISYS Fund Services
                                                   Attn: T.A. Operations
                                                   3435 Stelzer Road
                                                   Columbus, OH 43219
----------------------------------------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

Wire transfer                                      Call 1-888-FAM-VALUE (326-8258) to request a wire transfer.
YOU MUST INDICATE THIS OPTION
ON YOUR APPLICATION.                               If you call by 4 p.m. Eastern time, your payment will normally be wired to your bank on the next business day.
The Fund may charge a wire
transfer fee.
Note: Your financial
institution may also charge a
separate fee.

----------------------------------------------------------------------------------------------------------------------
Electronic Redemptions                             Call 1-888-FAM-VALUE (326-8258) to request an electronic redemption.

Your bank must participate in                      If you call by 4 p.m. Eastern time, the NAV of your shares will
the Automated Clearing House                       normally be determined on the same day and the proceeds
(ACH) and must be a U.S.                           credited within 8 days.
bank.

Your bank may charge for this
service.




SYSTEMATIC WITHDRAWAL PLAN
You can receive automatic payments from your account on a monthly, quarterly, semi-annual or annual basis. The minimum withdrawal is $25. To activate this feature:
o Make sure you've checked the appropriate box on the account application. Or call 1-888-FAM-VALUE (326-8258).
o    Include a voided personal check.
o    Your account must have a value of $5,000 or more to start withdrawals.
o If the value of your account falls below $500, you may be asked to add sufficient funds to bring the account back to $500, or the Fund may close your account and mail the proceeds to you.

SHAREHOLDER INFORMATION

GENERAL POLICIES ON SELLING SHARES

REDEMPTIONS IN WRITING REQUIRED
You must request redemption in writing in the following situations:
1.    Redemptions from Individual Retirement Accounts ("IRAs").
2. Redemption requests requiring a signature guarantee which include each of the following:
          o  Redemptions over $10,000
          o Your account registration or the name(s) in your account has changed within the last 15 days
          o  The check is not being mailed to the address on your account
          o  The check is not being made payable to the owner of the account
          o The redemption proceeds are being transferred to another Fund account with a different registration.


      A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, or credit union, or from members of the STAMP (Securities Transfer Agents Medallion Program), MSP (New York Stock Exchange Signature Program) or SEMP (Stock Exchanges Medallion Program). Members are subject to dollar limitations which must be considered when requesting their guarantee. The transfer agent may reject any signature guarantee if it believes the transaction would otherwise be improper.

VERIFYING TELEPHONE REDEMPTIONS
The Fund makes every effort to insure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have not been taken, the transfer agent may be liable for losses due to unauthorized transactions.

SHAREHOLDER INFORMATION

REDEMPTIONS WITHIN 15 DAYS OF INITIAL INVESTMENT
Before selling recently purchased shares, please note that if your initial investment was by check, the Fund may delay sending you the proceeds until the transfer agent is satisfied that the check has cleared (which may require up to 15 business days). You can avoid this delay by purchasing shares with a certified check.


REFUSAL OF REDEMPTION REQUEST
Payment for shares may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

REDEMPTION IN KIND
The Fund reserves the right to make payment in securities rather than cash, known as "redemption in kind." This could occur under extraordinary circumstances, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). If the Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you might have to pay brokerage charges.

CLOSING OF SMALL ACCOUNTS
If your account falls below $500, the Fund may ask you to increase your balance. If it is still below $500 after 45 days, the Fund may close your account and send you the proceeds at the current NAV.

UNDELIVERABLE REDEMPTION CHECKS
For any shareholder who chooses to receive distributions in cash:
If distribution checks (1) are returned and marked as "undeliverable" or (2) remain uncashed for six months, your account will be changed automatically so that all future distributions are reinvested in your account. Checks that remain uncashed for six months will be canceled and the money reinvested in the Fund.

SHAREHOLDER INFORMATION

DISTRIBUTION ARRANGEMENTS/SALES CHARGES

This section describes the sales charges and distribution fees you will pay as an investor in Class A or Class B shares and ways to qualify for reduced sales charges.

CALCULATION OF SALES CHARGES

CLASS A SHARES

Class A shares are sold at their public offering price. This price includes the initial sales charge. Therefore, part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions.

The current sales charge rates are as follows:


                                      SALES CHARGE              SALES CHARGE
                                        AS A % OF                 AS A % OF
            YOUR INVESTMENT          OFFERING PRICE            YOUR INVESTMENT
--------------------------------------------------------------------------------
Up to $49,999                             4.75%                     4.99%
--------------------------------------------------------------------------------
$50,000 up to $99,999                     4.00%                     4.17%
--------------------------------------------------------------------------------
$100,000 up to $249,999                   3.25%                     3.36%
--------------------------------------------------------------------------------
$250,000 up to $499,999                   2.50%                     2.56%
--------------------------------------------------------------------------------
$500,000 up to $999,999                   1.75%                     1.78%
--------------------------------------------------------------------------------
$1,000,000 and above1                     0.00%                     0.00%
--------------------------------------------------------------------------------

--------
1 There is no initial sales charge on purchases of $1 million or more. However, a contingent deferred sales charge (CDSC) of 1.00% will be charged at the time of redemption of Class A shares purchased without an initial sales charge as part of an investment of at least $1 million and redeemed within one year of purchase. This charge will be based on the lower of your cost for the shares or the shares' NAV at the time of redemption. There is no CDSC on reinvested distributions. The Distributor may pay financial representatives an amount up to 1% of the net asset value of Class A shares purchased by their clients that are subject to a CDSC.

SHAREHOLDER INFORMATION

-------------------------------------------------------------------------------
CLASS B SHARES
-------------------------------------------------------------------------------

Class B shares are offered at NAV, without any up-front sales charge. Therefore, all the money you invest is used to purchase Fund shares. However, if you sell your Class B shares before the sixth anniversary of purchase, you will have to pay a contingent deferred sales charge (CDSC) at the time of redemption. The CDSC will be based on the lower of the NAV at the time of purchase or the NAV at the time of redemption according to the schedule below. There is no CDSC on reinvested dividends or distributions.

ALL FUNDS - CLASS B SHARES
--------------------------------------------------------------------------------
                                            CDSC AS A % OF DOLLAR
        YEARS SINCE PURCHASE              AMOUNT SUBJECT TO CHARGE
--------------------------------------------------------------------------------
                 0-1                                4.00%
                 1-2                                3.00%
                 2-3                                3.00%
                 3-4                                2.00%
                 4-5                                2.00%
                 5-6                                1.00%
             more than 6                            None
--------------------------------------------------------------------------------

If you sell some but not all of your Class B shares, certain shares not subject to the CDSC (i.e., shares purchased with reinvested dividends) will be redeemed first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).


CONVERSION FEATURE - CLASS B SHARES
o Class B shares automatically convert to Class A shares of the same Fund after seven years from the end of the month of purchase.
o After conversion, your shares will be subject to the lower distribution and shareholder servicing fees charged on Class A shares which will increase your investment return compared to the Class B shares.
o You will not pay any sales charge or fees when your shares convert, nor will the transaction be subject to any tax.
o If you purchased Class B shares of one Fund which you exchanged for Class B shares of another Fund, your holding period will be calculated from the time of your original purchase of Class B shares of the first Fund. The dollar value of Class A shares you receive will equal the dollar value of the Class B shares converted.

SHAREHOLDER INFORMATION
-----------------------

DISTRIBUTION ARRANGEMENTS/SALES CHARGES - CONTINUED

SALES CHARGE REDUCTIONS
Reduced sales charges for Class A shares are available to shareholders with investments of $50,000 or more. In addition, you may qualify for reduced sales charges under the following circumstances.

* Letter of Intent. You inform the Fund in writing that you intend to purchase enough shares over a 13-month period to qualify for a reduced sales charge. You must include a minimum of 5% of the total amount you intend to purchase with your letter of intent.


* Rights of Accumulation. Additional investments will qualify for reduced sales charges, when the value of shares you already own plus the amount of your added investment reaches the designated amount for the reduced sales charge.

* Combination Privilege. You inform the Fund in writing that you are eligible to combine accounts of multiple Funds or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges.


SALES CHARGE WAIVERS

CLASS A SHARES
--------------
The following qualify for waivers or reductions of sales charges:

* Shares purchased by investment representatives through fee-based investment products or accounts.


* Proceeds from redemptions from another mutual fund complex within 90 days after redemption, if you can demonstrate to the Fund that you paid a sales charge for those shares, to the extent of such charge.


* Reinvestment of distributions from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser or its affiliates or invested in any Fund.

* Shares purchased for trust or other advisory accounts established with the Adviser or its affiliates.

* Shares purchased by full-time employees (and their family members) of the Adviser or the Administrator; current and retired directors of the Adviser or any of its affiliates; current and retired Fund directors; dealers who have an agreement with the Distributor; and any trade organization to which the Adviser or the Administrator belongs.

-------------------------------------------------------------------------------
REINSTATEMENT PRIVILEGE
If you have sold Class A or B shares and decide to reinvest in the Fund within a 90-day period, you will not be charged the applicable sales load on amounts up to the value of the shares you sold. You must provide a written reinstatement request and payment within 90 days of the date your instructions to sell were processed.
-------------------------------------------------------------------------------

SHAREHOLDER INFORMATION

CLASS B SHARES

The CDSC will be waived under certain circumstances, including the following:

* Distributions from retirement plans if the distributions are made following the death or disability of shareholders or plan participants.

* Redemptions from accounts other than retirement accounts following the death or disability of the shareholder.

*    Returns of excess contributions to retirement plans.

* Distributions of less than 10% of the annual account value under a Systematic Withdrawal Plan.

* Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

DISTRIBUTION (12B-1) FEES

12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Fund's shares. Because 12b-1 fees are paid from Fund assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

          o The 12b-1 fees vary by share class as follows:


* Class A shares pay a 12b-1 fee of .25% of the average daily net assets represented by Class A shares of the Fund.

* Class B shares pay a 12b-1 fee of .75% of the average daily net assets represented by Class B shares of the Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares.


          o The higher 12b-1 fee on Class B shares, together with the CDSC, help the Distributor sell Class B shares without an "up-front" sales charge. In particular, these fees help to defray the Distributor's costs of advancing brokerage commissions to investment representatives.


Long-term holders of Class B shares may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution fees.

SHAREHOLDER INFORMATION
------------------------

EXCHANGING YOUR SHARES


INSTRUCTIONS FOR EXCHANGING SHARES
You can exchange your shares                Exchanges may be made by sending a written request
in one Fund for shares of the same class    to Stewardship Funds, c/o BISYS Fund Services, Inc., P.O. Box
of another Fund, usually without paying     182207, Columbus OH 43218-2207, or by calling 1-888-FAM-VALUE (326-8258).
additional sales charges (see "Notes"       Please provide the following information:
below). No transaction fees are charged            o  Your name and telephone number
for exchanges.                                     o  The exact name on your account and account number
                                                   o  Taxpayer identification number (usually your Social
You must meet the minimum                             Security number)
investment requirements for the Fund               o  Dollar value or number of shares to be exchanged
into which you are exchanging. Exchanges           o  The name of the Fund from which the exchange is to be made
from one Fund to another are taxable.              o  The name of the Fund into which
                                                      the exchange is being made

                                           See "Selling your Shares" for important
                                           information about telephone transactions.

                                           IMPORTANT INFORMATION ABOUT EXCHANGES. If shares
                                           of the Fund are purchased by check, those shares cannot be exchanged until the check has cleared. This could
                                           take 10 days or more. The Fund may reject an exchange
                                           request from a shareholder who has made more than five
                                           exchanges between investment portfolios offered by Fund
                                           management in a year, or more than three exchanges in a
                                           calendar quarter. Although unlikely, the Funds may reject
                                           any exchanges or, upon 60-days' notice to shareholders, change or terminate the exchange privilege. The exchange privilege is available only in states where shares of the new Fund may be sold.


NOTES ON EXCHANGES
When exchanging from a Fund that has no sales charge or a lower sales charge to a Fund with a higher sales charge, you will pay the difference.

The registration and tax identification numbers of the two accounts must be identical.




Be sure to read the prospectus carefully of any Fund into which you wish to exchange shares.

SHAREHOLDER INFORMATION
------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

All dividends and distributions will be automatically reinvested in Fund shares unless you request otherwise. There are no sales charges for reinvested dividends and distributions. Each share class will generate a different dividend because each has different expenses. Capital gains, if any, are distributed at least annually.

Each Fund usually pays its shareholders dividends from its net investment income quarterly.

Dividends paid by a Fund are taxable to most U.S. shareholders as ordinary income (unless your investment is in an IRA or tax-advantaged account).


Except for tax-deferred accounts, any sale or exchange of Fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.


Dividends are taxable in the year in which they are paid, even if they appear on your account statement the following year. Dividends and distributions are treated in the same manner for Federal income tax purposes whether you receive them in cash or in additional shares.

DISTRIBUTIONS ARE MADE ON A PER SHARE BASIS REGARDLESS OF HOW LONG YOU'VE OWNED YOUR SHARES. THEREFORE, IF YOU INVEST SHORTLY BEFORE THE DISTRIBUTION DATE, SOME OF YOUR INVESTMENT WILL BE RETURNED TO YOU IN THE FORM OF A DISTRIBUTION.

You will be notified in January each year about the Federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders may be subject to special withholding requirements. There is a penalty on certain pre-retirement distributions from retirement accounts.

Because everyone's tax situation is unique, you should consult your tax professional about Federal, state and local tax consequences.

For more information about the Funds, the following document is available free upon request:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.


-------------------------------------------------------------------------------
YOU CAN GET FREE COPIES OF THE SAI, OR REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUNDS BY CONTACTING THE FUNDS AT:

                                STEWARDSHIP FUNDS
                                3435 STELZER ROAD
                              COLUMBUS, OHIO 43219
                           TELEPHONE: 1-888-FAM-VALUE
-------------------------------------------------------------------------------

You can review information about the Funds, including the Funds' SAI, at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:


   o For a fee, by writing the Public Reference
     Section of the Commission, Washington, D.C. 20549-6009 or calling 1-800-SEC-0330.

   o Free from the Commission's Website at http://www.sec.gov.




Investment Company Act file no. 811-06076.

-------------------------------------------------------------------------------
                         THE INFINITY MUTUAL FUNDS, INC.


                                STEWARDSHIP FUNDS

                            o Large-Cap Equity Fund
                            o Small-Cap Equity Fund
                             o Mid-Cap Equity Fund


                        CLASS A SHARES AND CLASS B SHARES

                       STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 10, 1999


-------------------------------------------------------------------------------


          This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for the Stewardship Funds listed above (each, a "Fund" and collectively, the "Funds") of The Infinity Mutual Funds, Inc. (the "Company"), dated May 10, 1999, as it may be revised from time to time. To obtain a copy of the Prospectus, please write to the Company at 3435 Stelzer Road, Columbus, Ohio 43219-3035, or call toll free 1-888-326-8258. This Statement of Additional Information relates only to the Funds and not to any of the Company's other portfolios.



                                TABLE OF CONTENTS
                                                                         PAGE
                                                                        ------
Description of the Company and the Funds..................................B-2
Management of the Company.................................................B-23
Management Arrangements...................................................B-27
Purchase and Redemption of Shares.........................................B-33
Determination of Net Asset Value..........................................B-41
Shareholder Services and Privileges.......................................B-42
Performance Information...................................................B-46
Dividends, Distributions and Taxes........................................B-47
Portfolio Transactions....................................................B-50
Information About the Company and the Funds...............................B-51
Counsel and Independent Auditors..........................................B-52
Financial Statements......................................................B-52
Appendix..................................................................B-53

                    DESCRIPTION OF THE COMPANY AND THE FUNDS

GENERAL

          The Company is a Maryland corporation organized on March 6, 1990. Each Fund is a separate portfolio of the Company, an open-end management investment company, known as a mutual fund. Each Fund is a diversified investment company, which means that, with respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer. As of the date of this Statement of Additional Information, none of the Funds had completed a full fiscal year of operations.

          First American National Bank (the "Adviser") serves as each Fund's investment adviser.

          BISYS Fund Services Ohio, Inc. (the "Administrator") serves as each Fund's administrator.

          BISYS Fund Services Limited Partnership (the "Distributor"), an affiliate of the Administrator, serves as each Fund's distributor.

CERTAIN PORTFOLIO SECURITIES

          The following information supplements and should be read in conjunction with the Funds' Prospectus.

          CONVERTIBLE SECURITIES. (All Funds) Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

          Although to a lesser extent than with fixed income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

          Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

          WARRANTS. (All Funds) A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. A Fund may invest up to 5% of its net assets in warrants, except that this limitation does not apply to warrants purchased by the Fund that are sold in units with, or attached to, other securities.

          AMERICAN DEPOSITARY RECEIPTS. (All Funds) Each Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts ("ADRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. Generally, ADRs in registered form are designed for use in the United States securities markets. Each Fund may invest in ADRs through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

          U.S. TREASURY SECURITIES. (All Funds) Each Fund may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

          U.S. GOVERNMENT SECURITIES. (All Funds) In addition to U.S. Treasury securities, each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, for example, Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association, only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law. Each Fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

          BANK OBLIGATIONS. (All Funds) Each Fund may invest in bank obligations (other than those issued by the Adviser or its affiliates), including certificates of deposit ("CDs"), time deposits ("TDs"), bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries or foreign branches of domestic banks, and domestic branches of foreign banks, domestic savings and loan associations and other banking institutions. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the Bank Insurance Fund administered by the FDIC (although such insurance may not be of material benefit to the Fund, depending upon the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

          Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic branches of foreign banks, such as CDs and TDs, may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation or governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank. If a domestic bank with deposits insured by the FDIC becomes insolvent, unsecured deposits and other general obligations of such bank's foreign branches will be subordinated to the receivership expenses of the FDIC and such bank's domestic deposits and would be subject to the loss of principal to a greater extent than such bank's domestic branch deposits.

          Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

          In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, or by domestic branches of foreign banks, the Adviser carefully evaluates such investments on a case-by-case basis.

          Each Fund may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided the Fund purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. No Fund will own more than one such CD per such issuer.

          Each Fund may invest in short-term U.S. dollar denominated corporate obligations that are originated, negotiated and structured by a syndicate of lenders ("Co-Lenders") consisting of commercial banks, thrift institutions, insurance companies, finance companies or other financial institutions one or more of which administers the security on behalf of the syndicate (the "Agent Bank"). Co-Lenders may sell such securities to third parties called "Participants." The Fund may invest in such securities either by participating as a Co-Lender at origination or by acquiring an interest in the security from a Co-Lender or a Participant (collectively, "participation interests"). Co-Lenders and Participants interposed between the Fund and the corporate borrower (the "Borrower"), together with Agent Banks, are referred herein as "Intermediate Participants." The Fund also may purchase a participation interest in a portion of the rights of an Intermediate Participant, which would not establish any direct relationship between the Fund and the Borrower. In such cases, the Fund would be required to rely on the Intermediate Participant that sold the participation interest not only for the enforcement of the Fund's rights against the Borrower but also for the receipt and processing of payments due to the Fund under the security. Because it may be necessary to assert through an Intermediate Participant such rights as may exist against the Borrower, in the event the Borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would be involved if the Fund could enforce its rights directly against the Borrower. Moreover, under the terms of a participation interest, the Fund may be regarded as a creditor of the Intermediate Participant (rather than of the Borrower), so that the Fund also may be subject to the risk that the Intermediate Participant may become insolvent. Similar risks may arise with respect to the Agent Bank if, for example, assets held by the Agent Bank for the benefit of the Fund were determined by the appropriate regulatory authority or court to be subject to the claims of the Agent Bank's creditors. In such cases, the Fund might incur certain costs and delays in realizing payment in connection with the participation interest or suffer a loss of principal and/or interest. Further, in the event of the bankruptcy or insolvency of the Borrower, the obligation of the Borrower to repay the loan may be subject to certain defenses that can be asserted by such Borrower as a result of improper conduct by the Agent Bank or Intermediate Participant.

          COMMERCIAL PAPER AND OTHER SHORT-TERM CORPORATE OBLIGATIONS. (All Funds) Each Fund may invest in commercial paper, which consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Funds will consist only of direct obligations which, at the time of their purchase, are (a) rated not lower than Prime-1 by Moody's Investors Service, Inc. ("Moody's"), A-1 by Standard & Poor's Ratings Group ("S&P"), F-1 by Fitch IBCA, Inc. ("Fitch") or Duff-1 by Duff & Phelps Credit Rating Co. ("Duff"), or (b) issued by companies having an outstanding unsecured debt issue currently rated not lower than Aa3 by Moody's or AA- by S&P, Fitch or Duff, or (c) if unrated, determined by the Adviser to be of comparable quality to those rated obligations which may be purchased by the Fund.


          REPURCHASE AGREEMENTS. (All Funds) Each Fund may enter into repurchase agreements which involve the acquisition by a Fund of an underlying debt instrument, subject to an obligation of the seller to repurchase, and such Fund to resell, the instrument at a fixed price usually not more than one week after its purchase. The Fund's custodian or sub-custodian employed in connection with third-party repurchase transactions will have custody of, and will hold in a segregated account, securities acquired by a Fund under a repurchase agreement. In connection with its third-party repurchase transactions, the Fund will employ only eligible sub-custodians that meet the requirements set forth in Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act"). Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund entering into them. Certain costs may be incurred by a Fund in connection with the sale of the securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy or insolvency proceedings are commenced with respect to the seller of the securities, realization on the securities by a Fund may be delayed or limited. Each Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, each Fund will enter into repurchase agreements only with registered or unregistered securities dealers or banks with total assets in excess of one billion dollars or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which such Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. The Adviser will monitor on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Each Fund will consider on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.


          ZERO COUPON AND STRIPPED SECURITIES. (All Funds) Each Fund may invest in zero coupon U.S. Treasury securities, which are Treasury Notes and Bonds that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. Each Fund also may invest in zero coupon securities issued by corporations and financial institutions which constitute a proportionate ownership of the issuer's pool of underlying U.S. Treasury securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

          FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES. (All Funds) Each Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Adviser to be of comparable quality to the other obligations in which such Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. The percentage of a Fund's assets invested in securities issued by foreign governments will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

          FLOATING AND VARIABLE RATE OBLIGATIONS. (All Funds) Each Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amount borrowed. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Adviser, on behalf of each Fund, will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations purchased by such Fund.

          NOTES. (All Funds) Each Fund may purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the Securities Act of 1933, as amended (the "1933 Act"), provided such investments are consistent with its investment objective.

          PARTICIPATION INTERESTS AND TRUST RECEIPTS. (All Funds) Each Fund may purchase from financial institutions and trusts created by such institutions participation interests and trust receipts in securities in which it may invest and may enter into loan participation agreements. A participation interest or receipt gives the Fund an undivided interest in the security in the proportion that the Fund's participation interest or receipt bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest with remaining maturities of 397 days or less. If the instrument is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the instrument will be backed by an irrevocable letter of credit or guarantee of a bank or other entity the debt securities of which are rated high quality, or the payment obligation otherwise will be collateralized by U.S. Government securities, or, in the case of unrated instruments, the Adviser, acting upon delegated authority from the Company's Board of Directors, must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. Participation interests or trust receipts with a rating below high quality that are backed by an irrevocable letter of credit or guarantee as described above will be purchased only if the Adviser, acting as described above, determines after an analysis of, among other factors, the creditworthiness of the guarantor that such instrument is high quality, and if the rating agency did not include the letter of credit or guarantee in its determination of the instrument's rating. If the rating of a participation interest or trust receipt is reduced subsequent to its purchase by the Fund, the Adviser will consider, in accordance with procedures established by the Board of Directors, all circumstances deemed relevant in determining whether the Fund should continue to hold the instrument. The guarantor of a participation interest or trust receipt will be treated as a separate issuer. For certain participation interests and trust receipts, the Fund will have the unconditional right to demand payment, on not more than seven days' notice, for all or any part of the Fund's interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.

          GUARANTEED INVESTMENT CONTRACTS. (All Funds) Each Fund may make limited investments in guaranteed investment contracts ("GICs") issued by highly rated U.S. insurance companies. Pursuant to such a contract, the Fund would make cash contributions to a deposit fund of the insurance company's general account. The insurance company would then credit to the Fund on a monthly basis interest which is based on an index (in most cases the Salomon Smith Barney CD Index), but is guaranteed not to be less than a certain minimum rate.

          ILLIQUID SECURITIES. (All Funds) Each Fund may invest up to 15% of the value of its net assets in illiquid securities. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, restricted securities other than those the Adviser has determined to be liquid pursuant to guidelines established by the Company's Board and repurchase agreements maturing in more than seven days. Commercial paper issues include securities issued by major corporations without registration under the 1933 Act, in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof and commercial paper and medium term notes issued in reliance on the so-called "private placement" exemption from registration which is afforded by
Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the Federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper ordinarily is resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

          In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

          To facilitate the increased size and liquidity of the institutional markets for unregistered securities, the Securities and Exchange Commission adopted Rule 144A under the 1933 Act. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Section 4(2) paper that is issued by a company that files reports under the Securities Exchange Act of 1934, as amended, generally is eligible to be sold in reliance on the safe harbor of Rule 144A. Pursuant to Rule 144A, the institutional restricted securities markets may provide both readily ascertainable values for restricted securities and the ability to liquidate an investment in order to satisfy share redemption orders on a timely basis. Where a substantial market of qualified institutional buyers has developed for certain restricted securities purchased by the Fund pursuant to Rule 144A under the 1933 Act, the Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Company's Board. Because it is not possible to predict with assurance how the market for specific restricted securities sold pursuant to Rule 144A will develop, the Company's Board has directed the Adviser to monitor carefully each Fund's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, a Fund's investing in such securities may have the effect of increasing the level of illiquidity in its investment portfolio during such period.

          FORWARD COMMITMENTS. (All Funds) Each Fund may purchase securities on a when-issued or forward commitment basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. Each Fund will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. The Fund will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date.

          Securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a forward commitment or when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.

          INVESTMENT COMPANY SECURITIES. (All Funds) Each Fund may invest in securities issued by other investment companies which principally invest in securities of the type in which such Fund invests. Under the 1940 Act, a Fund's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of such Fund's total assets with respect to any one investment company and
(iii) 10% of such Fund's total assets in the aggregate. Investments in the securities of other investment companies will involve duplication of advisory fees and certain other expenses.

MANAGEMENT POLICIES

          INVESTMENT TECHNIQUES AND PORTFOLIO TURNOVER RATES. (All Funds) Each Fund may engage in various investment techniques the use of which involves risk. Using these techniques may produce higher than normal portfolio turnover for a Fund and may affect the degree to which its net asset value fluctuates.

          Portfolio turnover may vary from year to year, as well as within a year. No Fund will consider portfolio turnover to be a limiting factor in making investment decisions. Under normal market conditions, the portfolio turnover rate for the current fiscal year is anticipated to be less than 200% for the Small-Cap Equity Fund and Mid-Cap Equity Fund, and is anticipated to be less than 100% for the Large-Cap Equity Fund. A portfolio turnover rate of 100% is equivalent to the Fund buying and selling all of the securities in its portfolio once in the course of a year. Higher portfolio turnover rates are likely to result in comparatively greater brokerage commissions or transaction costs. In addition, short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income.


          LENDING PORTFOLIO SECURITIES. (All Funds) From time to time, each Fund may lend securities from its investment portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. Such loans may not exceed 33-1/3% of the value of the relevant Fund's total assets. In connection with such loans, each Fund will receive collateral consisting of cash or U.S. Government securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Each Fund can increase its income through the investment of such collateral. Each Fund continues to be entitled to payments in amounts equal to the dividends, interest and other distributions payable on the loaned security and receives interest on the amount of the loan. Such loans will be terminable at any time upon specified notice. A Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with such Fund. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.


          The Securities and Exchange Commission currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) the Fund must receive at least 100% cash collateral from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) while voting rights on the loaned securities may pass to the borrower, the Company's Board of Directors must terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs.

          OPTIONS TRANSACTIONS. (All Funds) Each Fund may purchase call and put options in respect of specific securities in which the Fund may invest and write covered call and put option contracts. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security at the exercise price at any time during the option period. A covered call option sold by the Fund, which is a call option with respect to which the Fund owns the underlying security, exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. A covered put option sold by the Fund exposes the Fund during the term of the option to a decline in price of the underlying security. A put option sold by the Fund is covered when, among other things, permissible liquid assets are placed in a segregated account to fulfill the obligation undertaken.

          The principal reason for the Fund writing covered call options is to realize, through the receipt of premiums, a greater return than would be realized on its portfolio securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that the Fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

          Options written ordinarily will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the time the options are written. In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money" and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline moderately during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable or advance moderately during the option period and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option plus the appreciation in market price of the underlying security up to the exercise price will be greater than the appreciation in the price of the underlying security alone. In these circumstances, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

          So long as the Fund's obligation as the writer of an option continues, it may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the Fund effects a closing purchase transaction. The Fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice.

          While it may choose to do otherwise, the Fund generally will purchase or write only those options for which the Adviser believes there is an active secondary market so as to facilitate closing transactions. There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that otherwise may interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

          The Fund intends to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options written by the Fund as illiquid securities.

          STOCK INDEX OPTIONS. (All Funds) Each Fund may purchase and write put and call options on stock indexes listed on national securities exchanges or traded in the over-the-counter market to the extent of 15% of the value of its net assets. A stock index fluctuates with changes in the market values of the stocks included in the index. Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options are currently quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of a stock at a specified price, an option on a stock index gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

          The effectiveness of the Fund's purchasing or writing stock index options will depend upon the extent to which price movements in its portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indexes will be subject to the Adviser's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

          When the Fund writes an option on a stock index, it will place in a segregated account permissible liquid assets in an amount at least equal to the market value of the underlying stock index and will maintain the account while the option is open or will otherwise cover the transaction.

          FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. (All Funds) None of the Funds will be a commodity pool. However, as a substitute for a comparable market position in the underlying securities or for hedging purposes, each Fund may engage in futures and options on futures transactions, as described below.

          The commodities transactions of each Fund must constitute bona fide hedging or other permissible transactions pursuant to regulations promulgated by the Commodity Futures Trading Commission. In addition, none of the Funds may engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of the Fund's total assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, each Fund may be required to segregate permissible liquid assets in connection with its commodities transactions in an amount at least equal to the value of the underlying commodity.

          Initially, when purchasing or selling futures contracts, a Fund will be required to deposit with the Company's custodian in the broker's name an amount of cash or cash equivalents up to approximately 10% of the contract amount. This amount is subject to change by the exchange or board of trade on which the contract is traded and members of such exchange or board of trade may impose their own higher requirements. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures position, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin," to and from the broker will be made daily as the price of the index or securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to the expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, at the then prevailing price, which will operate to terminate its existing position in the contract.

          Although each Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the relevant Fund to substantial losses. If it is not possible, or the Fund determines not, to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may offset partially or completely losses on the futures contract. However, no assurance can be given that the price of the securities being hedged will correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

          To the extent a Fund is engaging in a futures transaction as a hedging device, because of the risk of an imperfect correlation between securities in a portfolio that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective if, for example, losses on the portfolio securities exceed gains on the futures contract or losses on the futures contract exceed gains on the portfolio securities. For futures contracts based on indexes, the risk of imperfect correlation increases as the composition of a Fund's investments varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

          Successful use of futures by a Fund also is subject to the Adviser's ability to predict correctly movements in the direction of the market or interest rates. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting the value of securities held in its portfolio and prices increase instead, such Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

          An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of the option, the assumption of offsetting futures positions by the writer and holder of the option will be accompanied by delivery of the accumulated cash balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract.

          Call options sold by a Fund with respect to futures contracts will be covered by, among other things, entering into a long position in the same contract at a price no higher than the strike price of the call option, or by ownership of the instruments underlying, or instruments the prices of which are expected to move relatively consistently with, the instruments underlying the futures contract. Put options sold by a Fund with respect to futures contracts will be covered in the same manner as put options on specific securities as described above.

          Upon exercise of an option, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Fund.

          STOCK INDEX FUTURES AND OPTIONS ON STOCK INDEX FUTURES. (All Funds) Each Fund may purchase and sell stock index futures contracts and options on stock index futures contracts to the extent of 15% of the value of its net assets.

          A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, each Fund intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity.

          Each Fund may use index futures as a substitute for a comparable market position in the underlying securities.

          FUTURE DEVELOPMENTS. Each Fund may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by such Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with its investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or this Statement of Additional Information.


          BORROWING MONEY. (All Funds) As a fundamental policy, each Fund is permitted to borrow money in an amount up to 33-1/3% of the value of its total assets. However, each Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 33-1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a Fund's total assets, such Fund will not make any investments.


          SIMULTANEOUS INVESTMENTS. (All Funds) Investment decisions for each Fund are made independently from those of the other investment companies, investment advisory accounts, custodial accounts, individual trust accounts and commingled funds that may be advised by the Adviser or, if applicable, sub-investment adviser. However, if such other investment companies or managed accounts desire to invest in, or dispose of, the same securities as the Fund, available investments or opportunities for sales will be allocated equitably to each of them. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by a Fund or the price paid or received by a Fund.

INVESTMENT RESTRICTIONS

          Each Fund's investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940
Act) of the Fund's outstanding voting shares. In addition, each Fund has adopted investment restrictions numbered 1 through 10 as fundamental policies. These restrictions cannot be changed, as to a Fund, without approval by the holders of a majority (as defined in the 1940 Act) of such Fund's outstanding voting securities. Each Fund has adopted investment restrictions numbered 11 through 14 as non-fundamental policies which may be changed by vote of a majority of the Company's Directors at any time. No Fund may:

          1. Invest in commodities, except that each Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          2. Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but each Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate.


          3. Borrow money, except that each Fund may borrow up to 33-1/3% of the value of its total assets. For purposes of this investment restriction, a Fund's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing.

          4. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, each Fund may lend its portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Company's Board of Directors.


          5. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the 1933 Act by virtue of disposing of portfolio securities.

          6. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act). A Fund's permitted borrowings and transactions in futures and options, to the extent permitted under the 1940 Act, are not considered senior securities for purposes of this investment restriction.

          7. Purchase securities on margin, but each Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          8. Invest more than 25% of its assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

          9. With respect to 75% of its total assets, invest more than 5% of its assets in the obligations of any single issuer. This investment restriction does not apply to the purchase of U.S. Government securities.

          10. Hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of the Fund's total assets.

                                      * * *

          11. Invest in the securities of a company for the purpose of exercising management or control, but each Fund will vote (as provided in the Company's Charter) the securities it owns as a shareholder in accordance with its views.

          12. Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes.

          13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Fund's net assets would be so invested.

          14. Purchase securities of other investment companies, except to the extent permitted under the 1940 Act.

          If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

                            MANAGEMENT OF THE COMPANY

          The Company's Board of Directors is responsible for the management and supervision of each Fund. The Board approves all significant agreements with those companies that furnish services to the Funds. These companies are as follows:

First American National Bank.........................  Investment Adviser and
                                                           Custodian
Womack Asset Management, Inc.........................  Sub-Investment Adviser
BISYS Fund Services Limited
     Partnership.....................................  Distributor
BISYS Fund Services Ohio, Inc........................  Administrator and
                                                           Transfer Agent
The Bank of New York.................................  Sub-Custodian


          Directors and officers of the Company, together with information as to their principal business occupations during at least the last five years, are shown below. Each Director who is an "interested person" of the Company, as defined in the 1940 Act, is indicated by an asterisk.



NAME, ADDRESS                                         POSITION(S) HELD                  PRINCIPAL OCCUPATION(S)
AND AGE                                               WITH COMPANY                      DURING PAST 5 YEARS
-------------                                         -----------------                 -------------------
WILLIAM B. BLUNDIN*                                   President and                     An employee of BISYS Fund
  90 Park Avenue                                      Chairman of the                   Services, Inc., general
  New York, New York  10016                           Board of Directors                partner of the
  Age 60                                                                                Distributor.  Mr. Blundin
                                                                                        also is an officer of
                                                                                        other investment companies
                                                                                        administered by the
                                                                                        Administrator or its
                                                                                        affiliates.

NORMA A. COLDWELL                                     Director                          International Economist
  3330 Southwestern Boulevard                                                           and Consultant; Executive
  Dallas, Texas  75225                                                                  Vice President of Coldwell
  Age 72                                                                                Financial Consultants;
                                                                                        Trustee and Treasurer of
                                                                                        Meridian House International
                                                                                        (International Education and Cultural
                                                                                        Group); Member of the Board of Advisors
                                                                                        of Meridian International Center and
                                                                                        Emerging Capital Markets, S.A.
                                                                                        (Montevideo, Uruguay); formerly, Chief
                                                                                        International Economist of Riggs
                                                                                        National Bank, Washington, D.C.

RICHARD H. FRANCIS                                    Director                          Former Executive Vice
  40 Grosvenor Road                                                                     President and Chief
  Short Hills, New Jersey  07078                                                        Financial Officer of Pan
  Age 66                                                                                American World Airways,
                                                                                        Inc. (currently, debtor-
                                                                                        in-possession under the
                                                                                        U.S. Bankruptcy Code),
                                                                                        March 1988 to October
                                                                                        1991; Senior Vice
                                                                                        President and Chief
                                                                                        Financial Officer of
                                                                                        American Standard Inc.,
                                                                                        1960 to March 1988.  Mr.
                                                                                        Francis is a director of
                                                                                        Allendale Mutual Insurance
                                                                                        and The Indonesia Fund,
                                                                                        Inc.

WILLIAM W. McINNEES                                   Director                          Private investor.  From
  116 30th Avenue South                                                                 July 1978 to
  Nashville, Tennessee  37212                                                           February 1993, he was
  Age 48                                                                                Vice-President--Finance
                                                                                        and Treasurer of Hospital
                                                                                        Corp. of America.  He is
                                                                                        also a director of Gulf
                                                                                        South Medical Supply and
                                                                                        Diversified Trust Co.

ROBERT A. ROBERTSON                                   Director                          Private investor.  Since
  2 Hathaway Common                                                                     1991, President Emeritus,
  New Canaan, Connecticut  06840                                                        and from 1968 to 1991,
  Age 71                                                                                President of The Church
                                                                                        Pension Group, NYC.  From
                                                                                        1956 to 1966, Senior Vice
                                                                                        President of Colonial Bank
                                                                                        & Trust Co.  He is also a
                                                                                        director of Mariner
                                                                                        Institutional Funds, Inc.,
                                                                                        Mariner Tax-Free
                                                                                        Institutional Funds, Inc.,
                                                                                        UST Master Funds, UST
                                                                                        Master Tax Exempt Funds,
                                                                                        H.B. and F.H. Bugher
                                                                                        Foundation, Morehouse-
                                                                                        Barlow Co. Publishers, The
                                                                                        Canterbury Cathedral Trust
                                                                                        in America, The Living
                                                                                        Church Foundation and
                                                                                        Hoosac School.

JEFFREY C. CUSICK                                     Vice President and                An employee of BISYS Fund
  3435 Stelzer Road                                   Assistant Secretary               Services, Inc. since
  Columbus, Ohio  43219                                                                 July 1995, and an officer
  Age 38                                                                                of other investment
                                                                                        companies administered by
                                                                                        the Administrator or its
                                                                                        affiliates.  From
                                                                                        September 1993 to
                                                                                        July 1995, he was
                                                                                        Assistant Vice President
                                                                                        of Federated
                                                                                        Administrative Services.

WILLIAM TOMKO                                         Vice President                    An employee of BISYS Fund
  3435 Stelzer Road                                                                     Services, Inc. and an
  Columbus, Ohio  43219                                                                 officer of other
  Age 38                                                                                investment companies
                                                                                        administered by the
                                                                                        Administrator or its
                                                                                        affiliates.

GARY R. TENKMAN                                       Treasurer                         An employee of BISYS Fund
  3435 Stelzer Road                                                                     Services, Inc. since April
  Columbus, Ohio  43219                                                                 1998, and an officer of
  Age 34                                                                                other investment companies
                                                                                        administered by the
                                                                                        Administrator or its affiliates. For
                                                                                        more than five years prior thereto, he
                                                                                        was an audit manager with Ernst & Young
                                                                                        LLP.

ROBERT L. TUCH                                        Assistant Secretary               An employee of BISYS Fund
  3435 Stelzer Road                                                                     Services, Inc. and an
  Columbus, Ohio  43219                                                                 officer of other
  Age 45                                                                                investment companies
                                                                                        administered by the
                                                                                        Administrator or its
                                                                                        affiliates.

ALAINA METZ                                           Assistant Secretary               An employee of BISYS Fund
  3435 Stelzer Road                                                                     Services, Inc. and an
  Columbus, Ohio  43219                                                                 officer of other
  Age 29                                                                                investment companies
                                                                                        administered by the
                                                                                        Administrator or its
                                                                                        affiliates.


          For so long as the Distribution Plan described in the section captioned "Management Arrangements--Distribution Plan" remains in effect, the Directors who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Company.


          Directors and officers of the Company, as a group, owned less than 1% of any Fund's shares of common stock outstanding on May 1, 1999.


          The Company does not pay any remuneration to its officers and Directors other than fees and expenses to those Directors who are not directors, officers or employees of the Adviser or the Administrator or any of their affiliates. The aggregate amount of compensation paid to each such Director by the Company for year ended December 31, 1998 was as follows:

                                                         Total Compensation
                                Aggregate                   From Company
     Name of Board          Compensation from          and Fund Complex Paid
        Member                  Company*                  to Board Member
   -----------------        ------------------         -----------------------
 Norma A. Coldwell               $18,000                      $18,000
 Richard H. Francis              $18,000                      $18,000
 William W. McInnes              $18,000                      $18,000
 Robert A. Robinson              $18,000                      $18,000



-------------
* Amount does not include reimbursed expenses for attending Board meetings, which amounted to $21,441 for all Directors as a group.



                             MANAGEMENT ARRANGEMENTS

          INVESTMENT ADVISERS. First American National Bank serves as each Fund's investment adviser. The Adviser is a wholly-owned subsidiary of First American Corporation, a registered bank holding company. The Adviser and its affiliates deal, trade and invest for their own accounts and for the accounts of their clients, in the types of securities in which the Funds may invest, and may have deposit, loan and commercial banking relationships with the issuers of securities purchased by a Fund. The Adviser has informed the Company that in making its investment decisions it does not obtain or use material inside information in its or its affiliates' possession. The Adviser also provides research services for the Funds through a professional staff of portfolio managers and securities analysts. All activities of the Adviser are conducted by persons who are also officers of one or more of the Adviser's affiliates.

          The Adviser also is responsible for the selection of brokers to effect securities transactions and the negotiation of brokerage commissions, if any. Purchases and sale of securities on a securities exchange are effected through brokers who charge a negotiated commission for their services. Brokerage commissions may be paid to affiliates of the Adviser for executing securities transactions if the use of such affiliates is likely to result in price and execution at least as favorable as those of other qualified brokers.

          The Adviser provides investment advisory services pursuant to the Investment Advisory Agreement (the "Agreement") dated February 15, 1994 with the Company. As to each Fund, the Agreement is subject to annual approval by (i) the Company's Board of Directors or (ii) vote of a majority (as defined in the 1940
Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or the Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement was last approved by the Company's Board of Directors, including a majority of the Directors who are not "interested persons" of any party to the Agreement, at a meeting held on February 25, 1999. As to each Fund, the Agreement is terminable without penalty, on 60 days' notice, by the Company's Board of Directors or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Adviser. The Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

          Under the terms of the Agreement, the Company has agreed to pay the Adviser a monthly fee at the annual rate set forth below as a percentage of the relevant Fund's average daily net assets.


                                                          ANNUAL RATE OF
                                                            INVESTMENT
NAME OF FUND                                           ADVISORY FEE PAYABLE
-------------                                          ---------------------

Large-Cap Equity Fund                                          .75%
Small-Cap Equity Fund                                          .95%
Mid-Cap Equity Fund                                           1.00%



          From time to time, the Adviser may waive receipt of its fees and/or voluntarily assume certain expenses of a Fund, which would have the effect of lowering the overall expense ratio of that Fund and increasing yield to its investors. The Fund will not pay the Adviser at a later time for any amounts it may waive, nor will the Fund reimburse the Adviser for any amounts it may assume.

          With respect to Small-Cap Equity Fund, the Adviser has entered into a Sub-Investment Advisory Agreement (the "Womack Sub-Advisory Agreement") with Womack Asset Management, Inc. ("Womack") dated May 14, 1998, as revised February 25, 1999. As to such Fund, the Womack Sub-Advisory Agreement is subject to annual approval by (i) the Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund's outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or Womack, by vote cast in person at a meeting called for the purpose of voting on such approval. The Womack Sub-Advisory Agreement is terminable without penalty, (i) by the Adviser on 60 days' notice, (ii) by the Fund's Board or by vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' notice, or (iii) upon not less than 90 days' notice, by Womack. The Womack Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act). Under the terms of the Womack Sub-Advisory Agreement, the Adviser has agreed to pay Womack a monthly fee at the annual rate of .35% of the value of the Small-Cap Equity Fund's average daily net assets.

          ADMINISTRATOR. BISYS Fund Services Ohio, Inc., a wholly-owned subsidiary of The BISYS Group, Inc., provides certain administrative services pursuant to the Administration Agreement (the "Administration Agreement") dated October 29, 1998 with the Company. Under the Administration Agreement with the Company, the Administrator generally assists in all aspects of the Funds' operations, other than providing investment advice, subject to the overall authority of the Company's Board of Directors in accordance with Maryland law. In connection therewith, the Administrator provides the Funds with office facilities, personnel, and certain clerical and bookkeeping services (e.g., preparation of reports to shareholders and the Securities and Exchange Commission and filing of Federal, state and local income tax returns) that are not being furnished by the Funds' custodian. As to each Fund, the Administration Agreement will continue until December 31, 2003 and thereafter is subject to annual approval by (i) the Company's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of such Fund, provided that in either event the continuance also is approved by a majority of the Directors who are not "interested persons" (as defined in the 1940 Act) of the Company or the Administrator, by vote cast in person at a meeting called for the purpose of voting such approval. The Administration Agreement was last approved by the Company's Board of Directors, including a majority of the Directors who are not "interested persons" of any party to the Administration Agreement, at a meeting held on February 25, 1999. As to each Fund, the Administration Agreement is terminable without penalty, at any time if for cause, by the Company's Board of Directors or by vote of the holders of a majority of such Fund's outstanding voting securities, or, on not less than 90 days' notice, by the Administrator. The Administration Agreement will terminate automatically, as to the relevant Fund, in the event of its assignment (as defined in the 1940 Act).

          As compensation for the Administrator's services, the Company has agreed to pay the Administrator a monthly administration fee at the annual rate of .15% of the value of each Fund's average daily net assets.

          DISTRIBUTOR. BISYS Fund Services Limited Partnership, a wholly-owned subsidiary of The BISYS Group, Inc., acts as the exclusive distributor of each Fund's shares on a best efforts basis pursuant to a Distribution Agreement (the "Distribution Agreement") dated November 11, 1997, with the Company. Shares are sold on a continuous basis by the Distributor as agent, although the Distributor is not obliged to sell any particular amount of shares. No compensation is payable by the Company to the Distributor pursuant to the Distribution Agreement for its distribution services.

          DISTRIBUTION PLAN. Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Company's Directors have adopted such a plan (the "Distribution Plan") with respect to Class A Shares and Class B Shares pursuant to which each Fund pays the Distributor for advertising, marketing and distributing Class A Shares and Class B Shares at an annual rate of .25% and .75% of the value of the average daily net assets represented by Class A Shares and Class B Shares, respectively. Under the Distribution Plan, the Distributor may make payments to certain financial institutions, securities dealers and other industry professionals that have entered into agreements with the Distributor ("Service Organizations") in respect of these services. The Distributor determines the amounts to be paid to Service Organizations. Service Organizations receive such fees in respect of the average daily value of Class A Shares or Class B Shares owned by their clients. From time to time, the Distributor may defer or waive receipt of fees under the Distribution Plan while retaining the ability to be paid by the Fund under the Distribution Plan thereafter. The fees payable to the Distributor under the Distribution Plan for advertising, marketing and distributing are payable without regard to actual expenses incurred. The Company's Directors believe that there is a reasonable likelihood that the Distribution Plan will benefit each Fund and the holders of its Class A Shares and Class B Shares.

          A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, the Distribution Plan provides that it may not be amended to increase materially the costs which holders of the Class A Shares and Class B Shares may bear for distribution pursuant to the Distribution Plan without approval of such shareholders and that other material amendments of the Distribution Plan must be approved by the Board of Directors, and by the Directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the Distribution Plan or in the related Distribution Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Distribution Plan and related agreements are subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Distribution Plan. The Distribution Plan was last so approved on February 25, 1999. As to each Class, the Distribution Plan is terminable at any time by vote of a majority of the Directors who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in the Distribution Plan agreements or by vote of the holders of a majority of Class A Shares or Class B Shares, as the case may be, voting separately as a Class. A Distribution Plan agreement is terminable without penalty, at any time, by such vote of the Directors, upon not more than 60 days' written notice to the parties to such agreement or by vote of the holders of a majority of the Fund's Class A Shares or Class B Shares, as the case may be, voting separately as a Class. A Distribution Plan agreement will terminate automatically, as to the relevant Class, in the event of its assignment (as defined in the 1940 Act).

          SHAREHOLDER SERVICES PLAN. The Company's Directors have adopted a shareholder services plan (the "Shareholder Services Plan") pursuant to which each Fund pays the Distributor for the provision of certain services to the holders of its shares at an annual rate of .15% and .25% of the value of the average daily net assets represented by Class A Shares and Class B Shares, respectively. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding a Fund and providing reports and other information, and services related to the maintenance of such shareholder accounts. The fee payable for such services is intended to be a "service fee" as defined in the NASD Conduct Rules. Under the Shareholder Services Plan, the Distributor may make payments to certain Service Organizations in respect of these services. The Distributor determines the amounts to be paid to Service Organizations. Service Organizations receive such fees in respect of the average daily value of the relevant Class of shares owned by their clients. From time to time, the Distributor may defer or waive receipt of fees under the Shareholder Services Plan while retaining the ability to be paid by the Fund under the Shareholder Services Plan thereafter. The fees payable to the Distributor under the Shareholder Services Plan are payable without regard to actual expenses incurred. The Company's Directors believe that there is a reasonable likelihood that the Shareholder Services Plan will benefit each Fund and its shareholders.

          A quarterly report of the amounts expended under the Shareholder Services Plan, and the purposes for which such expenditures were incurred, must be made to the Directors for their review. In addition, the Shareholder Services Plan provides that material amendments of the Plan must be approved by the Board of Directors, and by the Directors who are neither "interested persons" (as defined in the 1940 Act) of the Company nor have any direct or indirect financial interest in the operation of the Shareholder Services Plan or in the related Shareholder Services Plan agreements, by vote cast in person at a meeting called for the purpose of considering such amendments. The Shareholder Services Plan and related agreements are subject to annual approval by such vote of the Directors cast in person at a meeting called for the purpose of voting on the Shareholder Services Plan. The Shareholder Services Plan was last so approved on February 25, 1999. The Shareholder Services Plan is terminable at any time by vote of a majority of the Directors who are not "interested persons" and who have no direct or indirect financial interest in the operation of the Shareholder Services Plan or in the Shareholder Services Plan agreements. A Shareholder Services Plan agreement is terminable without penalty, at any time, by such vote of the Directors. A Shareholder Services Plan agreement will terminate automatically in the event of its assignment (as defined in the 1940
Act).

          TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN. BISYS Fund Services Ohio, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of The BISYS Group Inc., located at 3435 Stelzer Road, Columbus, Ohio 43219-3035, is the Company's transfer and dividend disbursing agent. Under a transfer agency agreement with the Company, the Transfer Agent arranges for the maintenance of shareholder account records for each Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for certain out-of-pocket expenses.

          First American National Bank acts as custodian of the investments of each Fund. Under a custody agreement with the Company, First American National Bank provides for the holding of each Fund's securities and the retention of all necessary accounts and records. For its custody services, First American National Bank receives a monthly fee based on the market value of the Funds' assets held in custody and receives certain securities transactions charges. The Bank of New York, 90 Washington Street, New York, New York 10286, is the Funds' sub-custodian.

          EXPENSES. All expenses incurred in the operation of the Company are borne by the Company, except to the extent specifically assumed by others. The expenses borne by the Company include: taxes, interest, brokerage fees and commissions, if any, fees of Directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Adviser or the Administrator or any of their affiliates, Securities and Exchange Commission fees, state Blue Sky qualification fees, advisory and administration fees, charges of custodians, transfer and dividend disbursing agents' fees, certain insurance premiums, industry association fees, auditing and legal expenses, costs of maintaining corporate existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of calculating the net asset value of each Fund's shares, costs of shareholders' reports and corporate meetings, costs of preparing and printing certain prospectuses and statements of additional information, and any extraordinary expenses. Expenses attributable to a Fund are charged against the assets of that Fund; other expenses of the Company are allocated among the Funds on the basis determined by the Board of Directors, including, but not limited to, proportionately in relation to the net assets of each Fund.

                        PURCHASE AND REDEMPTION OF SHARES

          ALTERNATIVE PURCHASE METHODS. An investor may choose from Class A Shares and Class B Shares the Class of shares that best suits the investor's needs, given the amount of purchase, the length of time the investor expects to hold the shares and any other relevant circumstances. Each Class A and Class B Share represents an identical pro-rata interest in a Fund's investment portfolio.

          Class A Shares are sold at net asset value per share plus an initial sales charge imposed at the time of purchase, which may be reduced or waived for certain purchases, as described below.

          Class B Shares are sold at net asset value per share with no initial sales charge at the time of purchase; as a result, the entire purchase price is immediately invested in the Fund. Class B Shares are subject to a contingent deferred sales charge ("CDSC"), which is assessed only if Class B Shares are redeemed within six years of purchase. Approximately seven years after the date of purchase, Class B Shares automatically will convert to Class A Shares, based on the relative net asset values for shares of each such Class.

          Class B Shares will receive lower per share dividends and at any given time the performance of Class B should be expected to be lower than for Class A Shares because of the higher expenses borne by Class B.

          An investor should consider whether, during the anticipated life of the investor's investment in the Fund, the accumulated distribution and service fees and CDSC on Class B Shares prior to conversion would be less than the initial sales charge, if any, on Class A Shares purchased at the same time, and to what extent, if any, such differential would be offset by the return of Class
A. Additionally, investors qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A Shares because the accumulated continuing distribution fees on Class B Shares may exceed the initial sales charge on Class A Shares during the life of the investment.

          GENERAL PURCHASE INFORMATION. Class A Shares and Class B Shares may be purchased through a number of institutions, including the Adviser and its affiliates, Service Organizations, and directly from the Distributor. When purchasing Fund shares, you must specify the Fund and Class of shares being purchased. The Adviser, its affiliates and Service Organizations may receive different levels of compensation for selling different Classes of Fund shares. Stock certificates will not be issued. The Company reserves the right to reject any purchase order in whole or in part, including purchases made with foreign checks and third party checks not originally made payable to the order of the investor.

          The minimum initial investment for Class A Shares or Class B Shares of each Fund is $1,000, and subsequent investments must be at least $100. The minimum initial investment is $100 for IRAs, and subsequent investments for IRAs must be at least $50. For full-time or part-time employees of the Adviser or any of its affiliates, the minimum initial investment is $500, and subsequent investments must be at least $50. For full-time or part-time employees of the Adviser or any of its affiliates who elect to have a portion of their pay directly deposited into their Stewardship Fund accounts, the minimum initial or subsequent investment must be at least $25. The Adviser, its affiliates and Service Organizations may impose initial or subsequent investment minimums which are higher or lower than those specified above and may impose different minimums for different types of accounts or purchase arrangements. In addition, purchases of shares made in connection with certain shareholder privileges may have different minimum investment requirements.

          You may purchase Class A Shares or Class B Shares by check or wire, or through TeleTrade as described below. Investors purchasing shares through the Adviser, its affiliates or Service Organizations should contact such entity directly for appropriate instructions, as well as for information about conditions pertaining to the account and any related fees.


          For written orders for Class A Shares or Class B Shares, you may send your initial or subsequent purchase order, together with the Funds' Account Application for initial orders and your check or money order, payable to "Stewardship Funds," to Stewardship Funds, P.O. Box 182207, Columbus, Ohio 43218-2207. For subsequent investments, your Fund account number should appear on the check or money order. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. A charge will be imposed if a check used for investment in your account does not clear.


          For wire orders for Class A Shares or Class B Shares, you must call the Transfer Agent at 1-888-FAM-VALUE (326-8258). If a subsequent payment is being made, your Fund account number should be included. Information on remitting funds in this manner, including any related fees, may be obtained from your bank.

          Subsequent investments also may be made by electronic transfer of funds from an account maintained in a bank or other domestic financial institution that is an Automated Clearing House member. For information on purchasing shares through the Automated Clearing House, you must call the Transfer Agent at 1-888-FAM-VALUE (326-8258).

          Management understands that the Adviser, its affiliates and some Service Organizations may impose certain conditions on their clients which are different from those described herein or in the Funds' Prospectus, and, to the extent permitted by applicable regulatory authority, may charge their clients a direct fee for effecting transactions in Fund shares. You should consult the Adviser, its affiliates or your Service Organization in this regard.

          SALES LOADS. (Applicable to Class A Shares of each Fund). The public offering price of Class A Shares of each Fund is the net asset value per share of that Class, plus a sales load as shown below:


                                                         Total Sales Load
                                                 --------------------------------

                                                                            As a % of               Dealers' Reallowance
                                                  As a % of                 Net Asset                As a % of Offering
Amount of Transaction                           Offering Price                Value                        Price
----------------------------               -----------------------        --------------     ------------------------------
Less than $50,000......................           4.75%                       4.99%                       4.28%
$50,000 to less than
     $100,000..........................           4.00%                       4.17%                       3.60%
$100,000 to less than
     $250,000..........................           3.25%                       3.36%                       2.93%
$250,000 to less than
     $500,000..........................           2.50%                       2.56%                       2.25%
$500,000 to less than
   $1,000,000..........................           1.75%                       1.78%                       1.58%
$1,000,000 or more.....................              0%                          0%                          0%


          A CDSC of 1% will be assessed at the time of redemption of Class A Shares purchased without an initial sales charge as part of an investment of at least $1,000,000 and redeemed within one year after purchase. The Distributor may pay Service Organizations an amount up to 1% of the net asset value of Class A Shares purchased by their clients that are subject to a CDSC. Letter of Intent and Right of Accumulation apply to such purchases of Class A Shares.

          The scale of sales loads applies to purchases of Class A Shares of each Fund made by any "purchaser," which term includes an individual and/or spouse purchasing securities for his, her or their own account or for the account of any minor children, or a trustee or other fiduciary purchasing securities for a single trust estate or a single fiduciary account trust estate or a single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Code) although more than one beneficiary is involved; or a group of accounts established by or on behalf of the employees of an employer or affiliated employers pursuant to an employee benefit plan or other program (including accounts established pursuant to Sections 403(b), 408(k) and 457 of the Code); or an organized group which has been in existence for more than six months, provided that it is not organized for the purpose of buying redeemable securities of a registered investment company and provided that the purchases are made through a central administration or a single dealer, or by other means which result in economy of sales effort or expense.


          Set forth below is an example of the method of computing the offering price of Class A Shares. The example assumes a purchase of Class A Shares of a Fund aggregating less than $50,000 subject to the current schedule of sales charges set forth above for Class A Shares at a price based upon a net asset value of $10.00 per share:

         Net Asset Value per Share                          $10.00

         Per Share Sales Charge - 4.75%
            of offering price (4.99% of
            net asset value per share)                      $  .50

         Per Share Offering Price to
            the Public                                      $10.50

          Class A Shares will be offered at net asset value without a sales load to registered representatives of NASD member firms which have entered into an agreement with the Distributor pertaining to the sale of Fund shares, full-time employees of the Adviser or the Distributor, their spouses and minor children, current and retired directors of the Adviser or any of its affiliates, and accounts opened by a bank, trust company or thrift institution which is acting as a fiduciary and has entered into an agreement with the Distributor pertaining to the sale of Fund shares, provided that they have furnished the Distributor appropriate notification of such status at the time of the investment and with such information as the Distributor may request from time to time in order to verify eligibility for this privilege. This privilege also applies to the Company's Directors, fee-based financial planners and registered investment advisers not affiliated with or clearing purchases through full service broker/dealers, investment advisers regulated by Federal or state governmental authority when such investment advisers purchase shares for their own accounts or for accounts for which they are authorized to make investment decisions (i.e., discretionary accounts), asset allocation programs offered by the Adviser for its clients, and corporate/business retirement plans (such as 401(k), 403(b)(7), 457 and Keogh plans) sponsored by the Adviser, the Distributor or their affiliates or subsidiaries or pursuant to a payroll deduction system which makes direct investments in a Fund by means of electronic data transmission in a form acceptable to the Fund. The sales load is not charged on shares acquired through the reinvestment of dividends or distributions or pursuant to the Directed Distribution Plan or Reinstatement Privilege.

          Class A Shares also may be purchased at net asset value or at a reduced sales load, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by the Adviser or its affiliates. The purchase of Class A Shares of a Fund must be made within 90 days of such redemption and the shares redeemed must have been subject to an initial sales charge or a contingent deferred sales charge to have the Fund's sales load waived or reduced to the extent of such sales charge.


          The dealer reallowance may be changed from time to time but will remain the same for all dealers. From time to time, the Distributor may make or allow additional payments or promotional incentives in the form of cash or other compensation to dealers that sell Fund shares. Such compensation may include financial assistance to dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising campaigns regarding the Funds, and/or other dealer-sponsored special events. Compensation may include payment for travel expenses, including lodging, to various locations for meetings or seminars of a business nature. Compensation also may include the following types of non-cash compensation offered through promotional contests: travel and lodging at vacation locations; tickets for entertainment events; and merchandise. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of Fund shares. None of the aforementioned compensation is paid for by the Company, any Fund or its shareholders.

          RIGHT OF ACCUMULATION--CLASS A SHARES. Reduced sales loads apply to any purchase of Class A Shares by you and any related "purchaser," where the aggregate investment in Class A Shares among any of the Funds offered with a sales load, including such purchase, is $50,000 or more. If, for example, you previously purchased and still hold Class A Shares of the Large-Cap Equity Fund, with an aggregate current market value of $40,000 and subsequently purchase Class A Shares of the Large-Cap Equity Fund having a current value of $20,000, the sales load applicable to the subsequent purchase would be reduced to 4.00% of the offering price (4.17% of the net asset value). All present holdings of Class A Shares may be combined to determine the current offering price of the aggregate investment in ascertaining the sales load applicable to each subsequent purchase. To qualify for reduced sales loads, at the time of a purchase an investor or the investor's Service Organization must notify the Transfer Agent. The reduced sales load is subject to confirmation of an investor's holdings through a check of appropriate records.

          CONTINGENT DEFERRED SALES CHARGE. If a shareholder redeems Class B Shares prior to the sixth anniversary of purchase, the shareholder will pay a CDSC at the rates set forth below. The CDSC is assessed on an amount equal to the lesser of the then-current market value or the cost of the Class B Shares being redeemed. Accordingly, no sales charge is imposed on increases in net asset value above the initial purchase price. In addition, no charge is assessed on Class B Shares derived from reinvestment of dividends or capital gain distributions.

          The amount of CDSC, if any, varies depending on the number of years from the time of payment for the purchase of Class B Shares until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of any payment for the purchase of Class B Shares, all payments during a month are aggregated and deemed to have been made on the first day of the month.

          The following table sets forth the rates of the CDSC for Class B
Shares:

                                                       CDSC AS A % OF AMOUNT
                                                       INVESTED OR REDEMPTION
YEAR SINCE PURCHASE PAYMENT WAS MADE                          PROCEEDS
------------------------------------                   -----------------------
First.......................................                   4.00
Second......................................                   3.00
Third.......................................                   3.00
Fourth......................................                   2.00
Fifth.......................................                   2.00
Sixth.......................................                   1.00
Seventh.....................................                   0.00



          When an investor redeems his or her Class B Shares, the redemption order is processed so as to minimize the amount of the CDSC that will be charged. Class B Shares that are not subject to the CDSC (i.e., Class B Shares that were acquired through reinvestment of dividends or capital gain distributions) are redeemed first and after that Class B Shares that have been held the longest are redeemed.

          To provide an example, assume you purchased 100 Class B Shares at $10 per share (a total cost of $1,000) and prior to the second anniversary after purchase, the net asset value per share is $12 and during such time you have acquired 10 additional Class B Shares through dividends reinvested in Class B Shares. If you then make your first redemption of 50 Class B Shares (proceeds of $600), the first 10 Class B Shares will not be subject to the CDSC because you received them as dividends. With respect to the remaining 40 Class B Shares, the CDSC is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds is subject to a CDSC at a rate of 3.00% (the applicable rate prior to the second anniversary after purchase).


          The Distributor compensates certain Service Organizations for selling Class B Shares at the time of purchase from the Distributor's own assets. The proceeds of the CDSC and distribution fee, in part, are used to defray these expenses.

          WAIVER OF CDSC. The CDSC may be waived in connection with (a) redemptions made within one year after the death or disability, as defined in
Section 72(m)(7) of the Code, of the shareholder, (b) redemptions by participants in qualified or non-qualified employee benefit plans or other programs (such as 401(k), 403(b)(7), 457 and Keogh plans) sponsored by the Adviser, the Administrator or their affiliates or subsidiaries or which make direct investments in the Fund by means of electronic data transmission, (c) redemptions as a result of a combination of any investment company with the Fund by merger, acquisition of assets or otherwise, (d) a distribution following retirement under a tax-deferred retirement plan or upon attaining age 70-1/2 in the case of an IRA or Keogh plan or custodial account pursuant to Section 403(b) of the Code, and (e) redemptions pursuant to the Automatic Withdrawal Plan, as described in the Funds' Prospectus and this Statement of Additional Information. Any Fund shares subject to a CDSC which were purchased prior to the termination of such waiver will have the CDSC waived as provided in the Funds' Prospectus at the time of the purchase of such shares.

          CONVERSION OF CLASS B SHARES. Approximately seven years after the date of purchase, Class B Shares automatically will convert to Class A Shares, based on the relative net asset values for shares of each such Class, and will no longer be subject to the distribution fee and shareholder services fee charged Class B Shares, but will be subject to the distribution fee and shareholder services fee charged Class A Shares. At that time, Class B Shares that have been acquired through the reinvestment of dividends and distributions ("Dividend Shares") will be converted in the proportion that a shareholder's Class B Shares (other than Dividend Shares) converting to Class A Shares bears to the total Class B Shares then held by the shareholder which were not acquired through the reinvestment of dividends and distributions.

          REOPENING AN ACCOUNT. An investor may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

          SIGNATURE-GUARANTIES. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program ("STAMP") and the Stock Exchanges Medallion Program. Signature-guaranties may not be provided by notaries public. If the signature is guaranteed by a broker or dealer, such broker or dealer must be a member of a clearing corporation and maintain net capital of at least $100,000. Guarantees must be signed by an authorized signatory of the guarantor and "Signature-Guaranteed" must appear with the signature. The signature guarantee requirement will be waived if the following conditions apply: (1) the redemption check is payable to the shareholder(s) of record; and (2) the redemption check is mailed to the shareholder(s) at the address of record or the proceeds are either mailed or wired to a financial institution account previously designated. Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account.

          REDEMPTION COMMITMENT. Each Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of such Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board of Directors reserves the right to make payments in whole or in part in securities or other assets in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the Fund is valued. If the recipient sold such securities, brokerage charges might be incurred.

          SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closing), (b) when trading in the markets the Fund normally utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's shareholders.


                        DETERMINATION OF NET ASSET VALUE

          Each Fund's securities, including covered call options written by the Fund, are valued at the last sale price on the securities exchange or national securities market on which such securities primarily are traded. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recent bid and asked prices, except in the case of open short positions where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Any assets or liabilities initially expressed in terms of foreign currency will be translated into dollars at the midpoint of the New York interbank market spot exchange rate as quoted on the day of such translation by the Federal Reserve Bank of New York or if no such rate is quoted on such date, at the exchange rate previously quoted by the Federal Reserve Bank of New York or at such other quoted market exchange rate as may be determined to be appropriate by the Adviser. Debt securities maturing in 60 days or less generally are carried at amortized cost, which approximates value, except where to do so would not reflect accurately their fair value, in which case such securities would be valued at their fair value as determined under the supervision of the Board of Directors. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Directors.

          Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by the Board of Directors, are valued at fair value as determined in good faith by the Board of Directors. The Board of Directors will review the method of valuation on a current basis. In making their good faith valuation of restricted securities, the Directors generally will take the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount will be revised periodically by the Board of Directors if the Directors believe that it no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually will be valued initially at cost. Any subsequent adjustment from cost will be based upon considerations deemed relevant by the Board of Directors.

          Expenses and fees, including the advisory fee and fees paid pursuant to the Distribution Plan and Shareholder Services Plan, are accrued daily and taken into account for the purpose of determining the net asset value of the relevant Class of Fund shares.


                       SHAREHOLDER SERVICES AND PRIVILEGES

          The services and privileges described under this heading may not be available to certain clients of the Adviser, its affiliates and certain Service Organizations, and the Adviser, its affiliates and some Service Organizations may impose certain conditions on their clients which are different from those described in the Prospectus or this Statement of Additional Information. Such investors should consult the Adviser, its affiliates or their Service Organization in this regard.

          EXCHANGE PRIVILEGE. The Exchange Privilege enables you to purchase, in exchange for shares of a Fund, shares of the same Class of another Fund, to the extent such shares are offered for sale in your state of residence. If you desire to use this Privilege, you should consult the Adviser, its affiliate, your Service Organization or the Administrator to determine if it is available and whether any conditions are imposed on its use.

          The shares being exchanged must have a current value of at least $500; furthermore, when establishing a new account by exchange, the shares being exchanged must have a value of at least the minimum initial investment required for the Fund into which the exchange is being made.

          Shares will be exchanged at the next determined net asset value; however, a sales load, which may be waived or reduced as described below, may be charged with respect to exchanges of Class A Shares. No CDSC will be imposed on Class B Shares at the time of an exchange; however, shares acquired through an exchange will be subject to the CDSC applicable to the exchanged or acquired shares. The CDSC applicable on redemption of the acquired shares will be calculated from the date of the initial purchase of the Class B Shares exchanged. If you are exchanging Class A Shares into a Fund that charges a sales load, you may qualify for share prices which do not include the sales load or which reflect a reduced sales load, if the shares you are exchanging were: (a) purchased with a sales load, (b) acquired by a previous exchange from shares purchased with a sales load, or (c) acquired through reinvestment of dividends or distributions paid with respect to the foregoing categories of shares. No fees currently are charged shareholders directly in connection with exchanges although the Company reserves the right, upon not less than 60 days' written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission. The Company reserves the right to reject any exchange request in whole or in part. The Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

          The exchange of shares of one Fund for shares of another is treated for Federal income tax purposes as a sale of the shares given in exchange by the shareholder and, therefore, an exchanging shareholder may realize a taxable gain or loss.


          AUTOMATIC INVESTMENT PLAN. The Automatic Investment Plan permits you to purchase Class A or Class B Shares (minimum initial investment of $1,000 and minimum subsequent investments of $100 per transaction) at regular intervals selected by you. Provided your bank or other financial institution allows automatic withdrawals, Class A or Class B Shares may be purchased by transferring funds from the bank account designated by you. At your option, the account designated will be debited in the specified amount, and Class A or Class B Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. This service enables you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market. To establish an Automatic Investment Plan account, you must check the appropriate box and supply the necessary information on the Account Application. You may obtain the necessary applications from the Administrator. You may cancel your participation in the Automatic Investment Plan or change the amount of purchase at any time by mailing written notification to Stewardship Funds, P.O. Box 182207, Columbus, Ohio 43218-2207, and such notification will be effective three business days following receipt. The Company may modify or terminate the Automatic Investment Plan at any time or charge a service fee. No such fee currently is contemplated.


          DIRECTED DISTRIBUTION PLAN. The Directed Distribution Plan enables you to invest automatically dividends and capital gain distributions, if any, paid by a Fund in Class A or Class B Shares of another Fund of which you are a shareholder. Class A or Class B Shares of the other Fund will be purchased at the then-current net asset value. Minimum subsequent investments do not apply. Investors desiring to participate in the Directed Distribution Plan should check the appropriate box and supply the necessary information on the Account Application. The Plan is available only for existing accounts and may not be used to open new accounts. The Company may modify or terminate the Directed Distribution Plan at any time or charge a service fee. No such fee currently is contemplated.

          AUTOMATIC WITHDRAWAL PLAN. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50), with respect to Class A or Class B Shares, on either a monthly, quarterly, semi-annual or annual basis if you have a $5,000 minimum account. The automatic withdrawal will be made on the first or fifteenth day, at your option, of the period selected. To participate in the Automatic Withdrawal Plan, you must check the appropriate box and supply the necessary information on the Account Application. The Automatic Withdrawal Plan may be ended at any time by the investor, the Company or the Transfer Agent.

          No CDSC with respect to Class B Shares will be imposed on withdrawals made under the Automatic Withdrawal Plan, provided that the amounts withdrawn under the plan do not exceed on an annual basis 10% of the account value at the time the shareholder elects to participate in the Automatic Withdrawal Plan. Withdrawals with respect to Class B Shares under the Automatic Withdrawal Plan that exceed on an annual basis 10% of the value of the shareholder's account will be subject to a CDSC on the amounts exceeding 10% of the initial account value. Purchases of additional Class A Shares where the sales load is imposed concurrently with withdrawals of Class A Shares generally are undesirable.

          REINSTATEMENT PRIVILEGE. The Reinstatement Privilege enables investors who have redeemed Class A or Class B Shares to repurchase, within 90 days of such redemption, Class A or Class B Shares of a Fund in an amount not to exceed the redemption proceeds received at a purchase price equal to the then-current net asset value determined after a reinstatement request and payment are received by the Transfer Agent. This privilege also enables such investors to reinstate their account for the purpose of exercising the Exchange Privilege. Upon reinstatement for Class B Shares, the investor's account will be credited with an amount equal to the CDSC previously paid upon redemption of the Class B Shares reinvested. To use the Reinstatement Privilege, you must submit a written reinstatement request to the Transfer Agent. The reinstatement request and payment must be received within 90 days of the trade date of the redemption. There currently are no restrictions on the number of times an investor may use this privilege.

          LETTER OF INTENT. By signing a Letter of Intent form, available from the Administrator or certain Service Organizations, you become eligible for the reduced sales load applicable to the total number of Class A Shares purchased in a 13-month period (beginning up to 90 days prior to the date of execution of the Letter of Intent) pursuant to the terms and conditions set forth in the Letter of Intent. A minimum initial purchase of $5,000 is required. To compute the applicable sales load, the offering price of shares you hold (on the date of submission of the Letter of Intent) in any Fund that may be used toward "Right of Accumulation" benefits described above may be used as a credit toward completion of the Letter of Intent.

          The Transfer Agent will hold in escrow 5% of the amount indicated in the Letter of Intent for payment of a higher sales load if the investor does not purchase the full amount indicated in the Letter of Intent. The escrow will be released when the investor fulfills the terms of the Letter of Intent by purchasing the specified amount. Assuming completion of the total minimum investment specified under a Letter of Intent, an adjustment will be made to reflect any reduced sales load applicable to shares purchased during the 90-day period prior to the submission of the Letter of Intent. In addition, if the investor's purchases qualify for a further sales load reduction, the sales load will be adjusted to reflect the investor's total purchase at the end of 13 months.

          If total purchases are less than the amount specified, the investor will be requested to remit an amount equal to the difference between the sales load actually paid and the sales load applicable to the aggregate purchases actually made. If such remittance is not received within 20 days, the Transfer Agent, as attorney-in-fact pursuant to the terms of the Letter of Intent, will redeem an appropriate number of Class A Shares held in escrow to realize the difference. Signing a Letter of Intent does not bind the investor to purchase, or the Company to sell, the full amount indicated at the sales load in effect at the time of signing, but the investor must complete the intended purchase to obtain the reduced sales load. At the time you purchase Class A Shares, you must indicate your intention to do so under a Letter of Intent. Purchases pursuant to a Letter of Intent will be made at the then-current net asset value plus the applicable sales load in effect at the time such Letter of Intent was executed.


                             PERFORMANCE INFORMATION

          Average annual total return is calculated by determining the ending redeemable value of an investment purchased with a hypothetical $1,000 payment made at the beginning of the period (assuming the reinvestment of dividends and distributions), dividing by the amount of the initial investment, taking the "n"th root of the quotient (where "n" is the number of years in the period) and subtracting 1 from the result. A Class's average annual total return figures calculated in accordance with such formula assume that in the case of Class A the maximum sales load has been deducted from the hypothetical initial investment at the time of purchase or, in the case of Class B, the maximum applicable CDSC has been paid upon redemption at the end of the period.

          Total return is calculated by subtracting the amount of the maximum offering price per share at the beginning of a stated period from the net asset value per share at the end of the period (after giving effect to the reinvestment of dividends and distributions during the period and any applicable
CDSC), and dividing the result by the maximum offering price per share at the beginning of the period. Total return also may be calculated based on the net asset value per share at the beginning of the period for Class A Shares or without giving effect to any applicable CDSC at the end of the period for Class B Shares. In such cases, the calculation would not reflect the deduction of the sales load with respect to Class A Shares or any applicable CDSC with respect to Class B Shares, which, if reflected, would reduce the performance quoted.

          From time to time, advertising materials for a Fund may refer to or discuss current or past business, political, economic or financial conditions, such as U.S. monetary or fiscal policies and actual or proposed tax legislation. In addition, from time to time, advertising materials for a Fund may include information concerning retirement and investing for retirement, average life expectancy and pension and social security benefits. Comparative performance information may be used from time to time in advertising or marketing each Fund's shares, including data from Lipper Analytical Services, Inc., Morningstar, Inc., S&P 500 Index, the Russell 2000 Index, the Dow Jones Industrial Average, CDA/Wiesenberger Investment Companies Service, Mutual Fund Values; Mutual Fund Forecaster, Mutual Fund Investing and other industry publications.


                        DIVIDENDS, DISTRIBUTION AND TAXES

          Each Fund intends to qualify as a "regulated investment company" under the Code, if such qualification is in the best interests of its shareholders. To qualify as a regulated investment company, the Fund must pay out to its shareholders at least 90% of its net income (consisting of net investment income from tax exempt obligations and net short-term capital gain), and must meet certain asset diversification and other requirements. Qualification as a regulated investment company relieves the Fund from any liability for Federal income taxes to the extent its earnings are distributed in accordance with the applicable provisions of the Code. If a Fund did not qualify as a regulated investment company, it would be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term "regulated investment company" does not imply the supervision of management or investment practices or policies by any government agency.

          Any dividend or distribution paid shortly after an investor's purchase may have the effect of reducing the aggregate net asset value of his shares below the cost of his investment. Such a distribution would be a return on investment in an economic sense although taxable as stated in the Prospectus. In addition, the Code provides that if a shareholder holds shares for six months or less and has received a capital gain dividend with respect to such shares, any loss incurred on the sale of such shares will be treated as a long-term capital loss to the extent of the capital gain dividend received.

          Depending upon the composition of a Fund's income, the entire amount or a portion of the dividends paid by the Fund from net investment income may qualify for the dividends received deduction allowable to qualifying U.S. corporate shareholders ("dividends received deduction"). In general, dividend income from a Fund distributed to qualifying corporate shareholders will be eligible for the dividends received deduction only to the extent that such Fund's income consists of dividends paid by U.S. corporations. However, Section 246(c) of the Code generally provides that if a qualifying corporate shareholder has disposed of Fund shares held for less than 46 days, which 46 days generally must be during the 90-day period commencing 45 days before the shares become ex-dividend, and has received a dividend from net investment income with respect to such shares, the portion designated by the Fund as qualifying for the dividends received deduction will not be eligible for such shareholder's dividends received deduction. In addition, the Code provides other limitations with respect to the ability of a qualifying corporate shareholder to claim the dividends received deduction in connection with holding Fund shares.

          Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of non-U.S. dollar denominated securities (including debt instruments, certain financial futures and options, and certain preferred stock) may be treated as ordinary income or loss under Section 988 of the Code. In addition, all or a portion of the gain realized from the disposition of market discount bonds will be treated as ordinary income under
Section 1276 of the Code. A market discount bond is defined as any bond purchased by a Fund after April 30, 1993, and after its original issuance, at a price below its face or accredited value. Finally, all or a portion of the gain realized from engaging in "conversion transactions" may be treated as ordinary income under Section 1258. "Conversion transactions" are defined to include certain forward, futures, option and "straddle" transactions, transactions marketed or sold to produce capital gains, or transactions described in Treasury regulations to be issued in the future.

          Under Section 1256 of the Code, any gain or loss realized by the Fund from certain financial futures and options transactions (other than those taxed under Section 988 of the Code) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon the exercise or lapse of such futures and options as well as from closing transactions. In addition, any such futures or options remaining unexercised at the end of the Fund's taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to the Fund characterized in the manner described above.

          Offsetting positions held by a Fund involving financial futures and options may constitute "straddles." Straddles are defined to include "offsetting positions" in actively traded personal property. The tax treatment of straddles is governed by Sections 1092 and 1258 of the Code, which, in certain circumstances, override or modify the provisions of Sections 988 and 1256 of the Code. If the Fund was treated as entering into straddles by reason of its futures or options transactions, such straddles could be characterized as "mixed straddles" if the futures or options transactions comprising such straddles were governed by Section 1256. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results to the Fund may differ. If no election is made, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund will be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain on straddle positions may be treated as short-term capital gain or ordinary income.

          The Taxpayer Relief Act of 1997 included constructive sale provisions that generally will apply if a Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests ("appreciated financial position") and then enters into a short sale, futures, forward, or offsetting notional principal contract (collectively, a "Contract") respecting the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as or substantially identical to the underlying property. In each instance, with certain exceptions, the Fund generally will be taxed as if the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively. Transactions that are identified hedging or straddle transactions under other provisions of the Code can be subject to the constructive sale provisions.

          Investment by a Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing such Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualifica tion as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.


                             PORTFOLIO TRANSACTIONS

          Transactions are allocated to various dealers by the Funds' investment personnel in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected to act on an agency basis for research, statistical or other services to enable the Adviser to supplement its own research and analysis with the views and information of other securities firms. The allocation of brokerage transactions also may take into account a broker's sales of Fund shares.

          To the extent research services are furnished by brokers through which a Fund effects securities transactions, the Adviser may use such information in advising other funds or accounts it advises and, conversely, to the extent research services are furnished to the Adviser by brokers in connection with other funds or accounts the Adviser advises, the Adviser also may use such information in advising the Funds. Although it is not possible to place a dollar value on these services, if they are provided, it is the opinion of the Adviser that the receipt and study of any such services should not reduce the overall expenses of its research department.


          Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Large block trades may, in certain cases, result from two or more clients the Adviser might advise being engaged simultaneously in the purchase or sale of the same security. Portfolio turnover may vary from year to year, as well as within a year. It is anticipated that in any fiscal year, the turnover rate for each of these Funds generally should be less than 100%. Higher turnover rates are likely to result in comparatively greater brokerage expenses.

          The overall reasonableness of brokerage commissions paid is evaluated by the Adviser based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. The Fund may pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction, if the Adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided.

          When transactions are executed in the over-the-counter market, the Adviser will deal with the primary market makers unless a more favorable price or execution otherwise is obtainable.


          The Company's Board of Directors has determined, in accordance with
Section 17(e) of the 1940 Act and Rule 17e-1 thereunder, that any portfolio transaction for the Fund may be executed by certain brokers that are affiliates of the Adviser when such broker's charge for the transaction does not exceed the usual and customary level.




                   INFORMATION ABOUT THE COMPANY AND THE FUNDS

          The Fund is authorized to issue 28 billion 500 million shares of Common Stock (with 500 million shares allocated to each Fund), par value $.001 per share. Each Fund's shares are classified into Class A Shares (250 million) and Class B Shares (250 million). Each share has one vote and shareholders will vote in the aggregate and not by Class except as otherwise required by law. Each Fund share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable.

          Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Company to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Directors or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Company to hold a special meeting of shareholders for purposes of removing a Director from office. Shareholders may remove a Director by the affirmative vote of a majority of the Company's outstanding voting shares. In addition, the Board of Directors will call a meeting of shareholders for the purpose of electing Directors if, at any time, less than a majority of the Directors then holding office have been elected by shareholders.

          The Company is a "series fund," which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for other purposes. A shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. For certain matters shareholders vote together as a group; as to others they vote separately by portfolio. From time to time, other portfolios may be established and sold pursuant to other offering documents.

          Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise, to the holders of the outstanding voting securities of an investment company, such as the Company, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each portfolio affected by such matter. Rule 18f-2 further provides that a portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of such portfolio. However, the Rule exempts the election of directors from the separate voting requirements of the Rule.

          To date, 28 portfolios have been authorized. All consideration received by the Company for shares of one of the portfolios, and all assets in which such consideration is invested, belong to that portfolio (subject only to the rights of creditors of the Company) and will be subject to the liabilities related thereto. The income attributable to, and expenses of, one portfolio are treated separately from those of the other portfolios.

          Each Fund will send annual and semi-annual financial statements to all its shareholders.


                        COUNSEL AND INDEPENDENT AUDITORS

          Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Company, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares of Common Stock being sold pursuant to the Prospectus.


          KPMG LLP, Two Nationwide Plaza, Columbus, Ohio 43215, independent auditors, have been selected as each Fund's auditors.



                              FINANCIAL STATEMENTS

          The Funds' Annual Report to Shareholders for the fiscal year ending April 30, 2000 will be available in July 2000.

                                    APPENDIX

          Description of certain ratings assigned by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch IBCA, Inc. ("Fitch"), and Duff & Phelps Credit Rating Co. ("Duff"):

S&P

BOND RATINGS

                                       AAA

                  Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                       AA

          Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

                                        A

          Bonds rated A have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories.

                                       BBB

          Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

          S&P's letter ratings may be modified by the addition of a plus (+) or minus (-) sign designation, which is used to show relative standing within the major rating categories, except in the AAA (Prime Grade) category.

COMMERCIAL PAPER RATING

          The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

Moody's

BOND RATINGS

                                       Aaa

          Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                       Aa

          Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

                                        A

          Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

                                       Baa

          Bonds which are rated Baa are considered as medium grade obligations, I.E., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Moody's applies the numerical modifiers 1, 2 and 3 to show relative standing within the major rating categories, except in the Aaa category. The modifier 1 indicates a ranking for the security in the higher end of a rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of a rating category.

COMMERCIAL PAPER RATING

          The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

          Issuers (or relating supporting institutions) rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

BOND RATINGS

          The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.

                                       AAA

          Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                       AA

          Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

                                        A

          Bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

                                       BBB

          Bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

          Plus (+) and minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category.


SHORT-TERM RATINGS

          Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

          Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.

                                      F-1+

          EXCEPTIONALLY STRONG CREDIT QUALITY. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

                                       F-1

          VERY STRONG CREDIT QUALITY. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

                                       F-2

          GOOD CREDIT QUALITY. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.

Duff

BOND RATINGS

                                       AAA

          Bonds rated AAA are considered highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

                                       AA

          Bonds rated AA are considered high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                                        A

          Bonds rated A have protection factors which are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

                                       BBB

          Bonds rated BBB are considered to have below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

          Plus (+) and minus (-) signs are used with a rating symbol (except
AAA) to indicate the relative position of a credit within the rating category.

COMMERCIAL PAPER RATING

          The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

                            PART C. OTHER INFORMATION

Item 23.

     (a)(1) Articles of Incorporation are incorporated by reference to Exhibit
            (1) of the Registration Statement on Form N-1A, filed on March 29, 1990.

     (2)    Articles of Amendment are incorporated by reference to Exhibit
            (1)(b) of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on June 22, 1990.

     (3)    Articles of Amendment are incorporated by reference to Exhibit
            (1)(f) of Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A, filed on April 30, 1996.

     (4) Articles of Amendment are incorporated by reference to Post-Effective Amendment No. 36 to the Registration Statement on Form N-1A, filed March 31, 1998.

     (b) By-Laws are incorporated by reference to Post-Effective Amendment No. 48, filed April 29, 1999.

     (d)(1) Investment Advisory Agreement between the Registrant and Mitchell Hutchins Asset Management Inc. is incorporated by reference to Exhibit (5)(b)(iii) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on June 7, 1991.

     (2) Investment Advisory Agreement between Registrant and First American National Bank is incorporated by reference to Post-Effective Amendment No. 48, filed April 29, 1999.

     (3) Sub-Investment Advisory Agreement between First American National Bank and Lazard Asset Management is incorporated by reference to Exhibit (5)(b)(i) of Post-Effective Amendment No. 40 to the Registration Statement on Form N-1A, filed September 23, 1998.

     (4) Sub-Investment Advisory Agreement between First American National Bank and Womack Asset Management, Inc. is incorporated by reference to Post-Effective Amendment No. 48, filed April 29, 1999.

     (5) Administration Agreement between Registrant and BISYS Fund Services Ohio, Inc. is incorporated by reference to Post-Effective Amendment No. 48, filed April 29, 1999.

     (e)(1) Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership is incorporated by reference to Post-Effective Amendment No. 48, filed April 29, 1999.

     (2) Form of Plan Agreement, with respect to Registrant's Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio, is incorporated by reference to Exhibit (6)(b) of Post-Effective Amendment No. 6 to the
            Registration Statement on Form N-1A, filed on June 7, 1991.

     (3) Distribution Plan Agreement, with respect to Registrant's ISG and Stewardship Funds is incorporated by reference to Post-Effective Amendment No. 48, filed April 29, 1999.

     (g)(1) Custody and Fund Accounting Agreement with The Bank of New York is incorporated by reference to Exhibit (8)(a) of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on June 22, 1990.

     (2) Form of Foreign Sub-Custodian Agreement is incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on February 10, 1994.

     (h)(1) Special Management Services Agreement among the Registrant, Mitchell Hutchins Asset Management Inc. and Concord Holding Corporation is incorporated by reference to Exhibit (9) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on June 7, 1991.

     (2) Form of Shareholder Services Agreement, with respect to Registrant's ISG/Stewardship Funds is incorporated by reference to Post-Effective Amendment No. 48, filed April 29, 1999.

     (3) Shareholder Services Plan, with respect to Registrant's ISG/Stewardship Funds is incorporated by reference by Post-Effective Amendment No. 48, filed April 29, 1999.

     (i) Opinion and consent of Registrant's counsel is incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed June 22, 1990.

     (j)    Consent of Independent Auditors.

     (m)(1) Plan of Distribution pursuant to Rule 12b-1, with respect to Registrant's Correspondent Cash Reserves Money Market Portfolio and Correspondent Cash Reserves Tax Free Money Market Portfolio, is incorporated by reference to Exhibit (15) of Post-Effective Amendment No. 6 to the Registration Statement on Form N-1A, filed on June 7, 1991.

     (2) Distribution Plan pursuant to Rule 12b-1, with respect to Registrant's ISG/Stewardship Funds is incorporated by reference to Post-Effective Amendment No. 48, filed April 29, 1999.

     (n) Financial Data Schedules are incorporated by reference to Registrant's Annual Report on Form N-SAR filed on or about February 26, 1999.

     (o)(1) Rule 18f-3 Plan for Registrant's CCR Portfolios is incorporated by reference to Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on May 1, 1995.

     (2) Rule 18f-3 Plan for Registrant's Non-Money Market Portfolios is incorporated by reference to Post-Effective Amendment No. 48, filed April 29, 1999.

     (3) Rule 18f-3 Plan for Registrant's ISG Money Market Portfolios is incorporated by reference to Post-Effective Amendment No. 48, filed April 29, 1999.

Other Exhibit:
     (1) Certificate of Corporate Secretary is incorporated by reference to Other Exhibit of Pre-Effective Amendment No. 3 to the Registration Statement on Form N-1A, filed on June 22, 1990.

     (2) Powers of Attorney are incorporated by reference to Pre-Effective Amendment No. 1 and Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A, filed on May 23, 1990 and November 15, 1991, respectively.

-----------------------

Item 24.  Persons Controlled By or Under Common Control with Registrant

          Not applicable.

Item 25.  Indemnification

          Reference is made to Article SEVENTH of the Registrant's Articles of Incorporation filed as Exhibit 1 to the Registration Statement, filed on March 29, 1990, and to Section 2-418 of the Maryland General Corporation Law. The application of these provisions is limited by Article VIII of the Registrant's By-Laws filed as Exhibit 2 to Pre-Effective Amendment No. 3 to the Registration Statement, filed on June 22, 1990, and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

          Reference also is made to the Distribution Agreement to be filed as Exhibit (e)(1) hereto.

Item 26(a).  Business and Other Connections of Investment Adviser

        (i) Registrant is fulfilling the requirement of this Item 26(a) to provide a list of the officers and directors of Mitchell Hutchins Asset Management Inc., the investment adviser of the Registrant's Correspondent Cash Reserves Money Market Portfolio, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Mitchell Hutchins Asset Management Inc. or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Mitchell Hutchins Asset Management Inc. (SEC File No. 801-13219).

        (ii) First American National Bank, the investment adviser of the Registrant's ISG and Stewardship Funds, is a wholly-owned subsidiary of First American Corporation, a registered bank holding company. To the knowledge of the Registrant, none of the directors or executive officers of First American National Bank, except those described below, are or have been, at any time during the past two years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and executive officers of First American National Bank also hold or have held various positions with bank and non-bank affiliates of First American National Bank, including First American Corporation.


                                                                        PRINCIPAL OCCUPATION OR
                                                                          OTHER EMPLOYMENT OF A
                                            POSITION WITH                 SUBSTANTIAL
NAME                                        ADVISER                           NATURE

Dennis C. Bottorff                          Chairman and                 Chairman and Chief Executive
                                            Chief Executive              Officer of  First American
                                            Officer                      Corporation

Earnest W. Deavenport, Jr.                  Director                     Chairman and Chief Executive
                                                                         Officer of  Eastman Chemical
                                                                         Company

Reginald D. Dickson                         Director                     President Emeritus of
                                                                         INROADS, Inc.

James A. Haslam, II                         Director                     Chairman of the Board of
                                                                         Pilot Corporation

Warren A. Hood, Jr.                         Director                     Chairman of Hood Industries, Inc.

Martha R. Ingram                            Director                     Chairman of the Board of
                                                                         Ingram  Industries, Inc.

Walter G. Knestrick                         Director                     Chairman of the Board of
                                                                         Walter  Knestrick
                                                                         Contractor, Inc.

Gene C. Koonce                              Director                     Vice Chairman of United
                                                                         Cities Gas Company

James R. Martin                             Director                     Chairman and Chief Executive
                                                                         Officer of Plasti-Line, Inc.

Robert A. McCabe, Jr.                       Director                     Vice Chairman of First
                                                                         American Corporation and
                                                                         President of First American
                                                                         Enterprises

Howard L. McMillan, Jr.                     Director                     Chairman of Deposit Guaranty
                                                                         System

John N. Palmer                              Director                     Chairman and Chief Executive
                                                                         Officer of SkyTel
                                                                         Communications, Inc.

Dale W. Polley                              Director                     President and Principal
                                                                         Financial Officer of First
                                                                         American Corporation

E.B. Robinson, Jr.                          Director                     Vice Chairman and Chief
                                                                         Operating Officer of First
                                                                         American Corporation and
                                                                         President of First American
                                                                         National Bank

Roscoe R. Robinson                          Director                     Former Vice Chancellor for
                                                                         Health Affairs of
                                                                         Vanderbilt University
                                                                         Medical Center

James F. Smith                              Director                     Former Chairman of the Board
                                                                         of First American Corporation

Cal Turner, Jr.                             Director                     Chairman and Chief Executive
                                                                         Officer of  Dollar General
                                                                         Corporation

Celia A. Wallace                            Director                     Chairman and Chief Executive
                                                                         Officer of Southern Medical
                                                                         Health Systems, Inc.

Ted H. Welch                                Director                     Real Estate Developer,
                                                                         President and  Chief
                                                                         Executive Officer of Eagle
                                                                         Communications

J. Kelley Williams, Sr.                     Director                     Chairman and Chief Executive
                                                                         Officer of ChemFirst, Inc.

David K. Wilson                             Director                     Chairman of the Board of
                                                                         Cherokee Equity Corporation

Toby S. Wilt                                Director                     President of TSW Investment Company

William S. Wire, II                         Director                     Former Chairman of the Board
                                                                         of  Genesco, Inc.


        (iii) Registrant is fulfilling the requirement of this Item 26(a) to provide a list of the officers and directors of Lazard Asset Management, the investment adviser of the Registrant's ISG International Equity Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Lazard Asset Management or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Lazard Asset Management (SEC File No. 801-50349).

          (iv) Registrant is fulfilling the requirement of this Item 26(a) to provide a list of the officers and directors of Womack Asset Management, Inc., the investment adviser of the Registrant's ISG Small Cap Opportunity Fund and Stewardship Small-Cap Equity Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Womack Asset Management, Inc. or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Womack Asset Management, Inc. (SEC File No. 801-54327).

        (v) Registrant is fulfilling the requirement of this Item 26(a) to provide a list of the officers and directors of Bennett Lawrence Management LLC, the investment adviser of the Registrant's ISG Mid Cap Fund, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by Bennett Lawrence Management, LLC or those of its officers and directors during the past two years, by incorporating by reference the information contained in the Form ADV filed with the SEC pursuant to the Investment Advisers Act of 1940 by the Bennett Lawrence Management, LLC (SEC File No. 801-49805).

Item 27.  Principal Underwriters

        (a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

                           American Performance Funds
                              AmSouth Mutual Funds
                              The ARCH Fund, Inc.
                          The BB&T Mutual Funds Group
                               The Coventry Group
                     The Empire Builder Tax Free Bond Fund
                           ESC Strategic Funds, Inc.
                                The Eureka Funds
                             Fountain Square Funds
                             Hirtle Callaghan Trust
                              HSBC Family of Funds
                        The Infinity Mutual Funds, Inc.
                              INTRUST Funds Trust
                                 The Kent Funds
                                  Magna Funds
                            Meyers Investment Trust
                            MMA Praxis Mutual Funds
                                M.S.D.&T. Funds
                             Pacific Capital Funds
                            Parkstone Group of Funds
                          The Parkstone Advantage Fund
                                 Pegasus Funds
                            The Republic Funds Trust
                       The Republic Advisors Funds Trust
                           The Riverfront Funds, Inc.
                     SBSF Funds, Inc. dba Key Mutual Funds
                                  Sefton Funds
                               The Sessions Group
                            Summit Investment Trust
                            Variable Insurance Funds
                             The Victory Portfolios
                           The Victory Variable Funds
                           Vintage Mutual Funds, Inc.

        (b) The information required by this Item 27(b) regarding each director or officer of BISYS Fund Services Limited Partnership is incorporated by reference to Schedule A of Form BD filed pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-32480).

Item 28.  Location of Accounts and Records

          1.       BISYS Fund Services Ohio, Inc.
                   3435 Stelzer Road
                   Columbus, Ohio 43219-3035

          2.       The Bank of New York
                   90 Washington Street
                   New York, New York  10015

          3.       First American National Bank
                   315 Deaderick Street
                   Nashville, Tennessee 37238

          4.       Mitchell Hutchins Asset Management Inc.
                   1285 Avenue of the Americas
                   New York, New York  10019


Item 29. Management Services

               Not Applicable.

Item 30. Undertakings

         None

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 10th day of May, 1999.



                                          THE INFINITY MUTUAL FUNDS, INC.
                                                 (Registrant)

                                          By: /s/ William B. Blundin*
                                               WILLIAM B. BLUNDIN President

          Pursuant to the requirements of the Securities Act of 1933, this Amendment to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

/s/William B. Blundin*                               President (Principal
WILLIAM B. BLUNDIN                                   Executive Officer) and
                                                     Chairman of the
                                                     Board of Directors

/s/Gary R. Tenkman*                                  Treasurer (Chief
GARY R. TENKMAN                                      Financial and
                                                     Accounting Officer)

/s/Richard H. Francis*                               Director
RICHARD H. FRANCIS

/s/Norma A. Coldwell*                                Director
NORMA A. COLDWELL

/s/William W. McInnes*                               Director
WILLIAM W. McINNES

/s/Robert A. Robinson*                               Director
ROBERT A. ROBINSON


*By:/s/Robert L. Tuch                                May 10, 1999
    Robert L. Tuch
      Attorney-in-fact

                         THE INFINITY MUTUAL FUNDS, INC.

                       Post-Effective Amendment No. 49 to

                   Registration Statement on Form N-1A under

                         the Securities Act of 1933 and

                       the Investment Company Act of 1940

                                  -----------
                                    EXHIBITS
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                                INDEX TO EXHIBITS
                                                                    Page

(j)  Consent of Independent Auditors